UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2012

Date of reporting period: 09/30/2011

Item 1	–	Report to Stockholders

September 30, 2011

Semi-Annual Report (Unaudited)

BlackRock FundsSM

▶	BlackRock Money Market Portfolio
▶	BlackRock U.S. Treasury Money Market Portfolio
▶	BlackRock Municipal Money Market Portfolio
▶	BlackRock New Jersey Municipal Money Market Portfolio
▶	BlackRock North Carolina Municipal Money Market Portfolio
▶	BlackRock Ohio Municipal Money Market Portfolio
▶	BlackRock Pennsylvania Municipal Money Market Portfolio
▶	BlackRock Virginia Municipal Money Market Portfolio

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

2	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Dear Shareholder

Investors have faced one of the most volatile periods in trading history in recent months. Financial markets across the world weathered a storm of whipsaw movements of panic selling and short-lived rebounds of hope as the European debt crisis and concerns about slowing global economic growth dominated headlines and sentiment. Although markets remain volatile and uncertainties abound, BlackRock remains dedicated to finding opportunities and managing risk in this environment.

This shareholder report reflects your fund’s reporting period ended September 30, 2011. The following market review is intended to provide you with additional perspective on the performance of your investments during that period.

One year ago, the global economy appeared to solidly be in recovery mode and investors were optimistic in advance of the second round of quantitative easing from the US Federal Reserve (the “Fed”). Stock markets rallied despite the ongoing sovereign debt crisis in Europe and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward (pushing prices down) especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter of 2010. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles burgeoned.

Early 2011 saw spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industrial supply chains and concerns mounted regarding US debt and deficit issues. Equities generally performed well early in the year, however, as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors increased their risk tolerance.

However, the environment changed dramatically in the middle of the second quarter. Inflationary pressures had intensified in emerging economies, many of which were overheating, and the European debt crisis had continued to escalate. Markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt, rekindling fears about the broader debt crisis. Concurrently, economic data signaled that the recovery had slowed in the United States and other developed nations. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. The downgrade of the US government’s credit rating on August 5 sent financial markets into turmoil. Extreme levels of volatility persisted as investors witnessed financial problems intensify in Italy and Spain and the debt crisis spread to core European nations, France and Germany. Toward the end of the reporting period, economic data out of the United States and Europe grew increasingly bleak. Further compounding concerns about the world economy were indications that growth was slowing in emerging-market nations, including China, a key driver for global growth.

Overall, equities broadly declined while lower-risk investments including US Treasuries, municipal securities and investment grade corporate bonds posted gains for the 6- and 12-month periods ended September 30, 2011. High yield debt posted losses for the 6-month period, but remained in positive territory on a 12-month basis. Continued low short-term interest rates kept yields on money market securities near their all-time lows. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“BlackRock remains dedicated to finding opportunities and managing risk in this environment.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2011

	6- month	12- month
US large cap equities (S&P 500® Index)	(13.78)%	1.14%
US small cap equities (Russell 2000® Index)	(23.12)	(3.53)
International equities (MSCI Europe, Australasia, Far East Index)	(17.74)	(9.36)
Emerging market equities (MSCI Emerging Markets Index)	(23.45)	(16.15)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.05	0.14
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	16.14	9.28
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	6.20	5.26
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	7.85	3.88
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	(5.12)	1.75

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six Months ended September 30, 2011

Throughout the six-month period ended September 30, 2011, the Federal Open Market Committee (“FOMC”) maintained the federal funds rate in a target range of 0.00% to 0.25%. At its August 9 meeting, the FOMC revised its previous statement that it would keep the federal funds rate at low levels for an “extended period” and instead stated that economic conditions are likely to warrant “exceptionally low levels for the federal funds rate at least through mid-2013.” The decision was not unanimous as three FOMC officials voted against the action.

In September, the FOMC announced its intention to extend the average duration of the US Treasury security portfolio by purchasing $400 billion of long-term Treasury bonds, to be offset with the sale of an equal amount of short-term Treasury securities, before the end of June 2012. Known as “Operation Twist,” this policy action is designed to put downward pressure on long-term interest rates and make overall conditions more accommodative for economic growth.

In Europe, the sovereign debt crisis escalated throughout the period as fiscal problems spread from the peripheral European countries of Greece, Por-tugal and Ireland to the larger nations of Italy and Spain, and ultimately to the core economies of France and Germany. In order to improve liquidity conditions, the European Central Bank (“ECB”) took action in June, extending the expiration of its longer-term refinancing operations until September 2011. The US Federal Reserve Bank also lengthened the term of its US dollar liquidity swap facilities with the ECB, the Bank of Canada, the Bank of England and the Swiss National Bank to August 1, 2012, also for the purpose of maintaining liquidity. Later in the period, the ECB announced that it will provide three-month loans of US dollars to euro-zone banks on a full-allotment basis in three separate auctions to ensure funding is available through year end.

At a summit held by the European Union (“EU”) in July, it was proposed that the size of the European Financial Stability Facility (“EFSF”) be increased to €440 billion (close to $600 billion in US dollar terms). It was also proposed that the scope of the EFSF be broadened to provide additional funds to purchase government bonds in the secondary market to support fiscally challenged countries and recapitalize euro-zone banks. Political tensions among EU policymakers prolonged the ratification of the proposal through the remainder of the reporting period. The last ratification needed to implement the rescue package finally came in mid-October. While the increase in the bailout fund took effect upon approval of the agreement, the implementation of secondary market purchases is pending the establishment and approval of guidelines for the purchase program by finance ministers in the euro zone.

London Interbank Offered Rates (“LIBOR”) moved higher by as much as 0.10% during the period, due in part to ongoing concerns about European sovereign debt risk. The slope of the LIBOR curve, as measured from one month to one year, increased to 0.63% at the end of September from 0.54% at the end of March.

In the tax-exempt market, low rates and asset outflows continued to dominate the landscape. Tax-exempt money fund assets declined 9.3% during the six-month period ended September 30, 2011, to $288 billion. The benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on weekly variable rate demand notes (“VRDNs”) issued by municipalities (as calculated by SIFMA), declined during the period, with rates averaging 0.17% for the six months and ranging from 0.27% down to 0.07%, an all-time low for the index. The extraordinarily low rates seen during the period were driven by the forces of increased demand in a lower-supply environment.

Demand for variable rate demand notes was supported by taxable money funds (which do not traditionally participate in the tax-exempt market) seeking to satisfy their higher liquidity requirements under recent regulatory amendments. Additionally, the ongoing sovereign debt crisis in Europe has forced both taxable and tax-exempt money funds to reduce their exposure to European banks. Meanwhile, “note season” (the mid-year period when state and local governments typically issue a large amount of one-year, fixed-rate securities) was relatively weak in 2011 as a result of two apparent factors: a credit environment in which it is difficult for marginal-quality credits to come to market, and a fiscal austerity movement at the local municipal government level. Year-to-date, we’ve seen approximately $43.5 billion of notes issued, which is 5.6% lower than the same time period in 2010.

Year after year, the primary goal for money funds in general during note season is to grab yield and increase portfolio duration. An additional goal in 2011 has been to diversify exposure to the banks that issue credit enhancers on the securities held in a fund’s portfolio. While the 2011 note season enabled money funds to diversify away from troubled banks, particularly those in Europe, the lower supply environment proved challenging for market participants seeking opportunities to expand their portfolios.

Tax-exempt money market participants remain focused on the credit quality of issuers as the economic slowdown threatens to derail the recovery in municipal government finance. State governments, which are facing falling revenues due to federal governmental austerity and reduced income and sales tax collections, continue to push costs down to the local level.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Fund Information as of September 30, 2011

BlackRock Money Market Portfolio

BlackRock Money Market Portfolio’s (the “Fund”), investment objective is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Hilliard Lyons	0.00%	0.00%
Investor A	0.00%	0.00%
Investor B	0.00%	0.00%
Investor C	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Commercial Paper	40%
Certificates of Deposit	27
U.S. Government Sponsored Agency Obligations	13
Municipal Bonds	10
U.S. Treasury Obligations	4
Repurchase Agreements	3
Corporate Notes	2
Closed-End Investment Companies	1

Total	100%

BlackRock U.S. Treasury Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio’s (the “Fund”), investment objective is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	65%
U.S. Treasury Obligations	35

Total	100%

BlackRock Municipal Money Market Portfolio

BlackRock Municipal Money Market Portfolio’s (the “Fund”), investment objective is to seek as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Hilliard Lyons	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	86%
Municipal Bonds	9
Municipal Put Bonds	1
Commercial Paper	4

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	5

Fund Information (continued) as of September 30, 2011

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio’s (the “Fund”), investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, New Jersey state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	79%
Municipal Bonds	21

Total	100%

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio’s (the “Fund”), investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, North Carolina state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	79%
Municipal Bonds	3
Other Assets Less Liabilities	18

Total	100%

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio’s (the “Fund”), investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Ohio state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	84%
Municipal Bonds	16

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

6	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Fund Information (concluded) as of September 30, 2011

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio’s (the “Fund”), investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Pennsylvania personal income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	95%
Municipal Put Bonds	5

Total	100%

BlackRock Virginia Municipal Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio’s (the “Fund”), investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Virginia state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	89%
Municipal Bonds	5
Other Assets Less Liabilities	6

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	7

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on April 1, 2011 and held through September 30, 2011) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables below provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical tables are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

Actual				Hypothetical[1]
Beginning Account Value April 1, 2011		Ending Account Value September 30, 2011	Expenses Paid During the Period[2]	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.30	$1,000.00	$1,023.70	$1.32	0.26%
Service	$1,000.00	$1,000.00	$1.30	$1,000.00	$1,023.70	$1.32	0.26%
Hilliard Lyons	$1,000.00	$1,000.00	$1.50	$1,000.00	$1,023.50	$1.52	0.30%
Investor A	$1,000.00	$1,000.00	$1.30	$1,000.00	$1,023.70	$1.32	0.26%
Investor B	$1,000.00	$1,000.00	$1.30	$1,000.00	$1,023.70	$1.32	0.26%
Investor C	$1,000.00	$1,000.00	$1.30	$1,000.00	$1,023.70	$1.32	0.26%
BlackRock U.S. Treasury Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.45	$1,000.00	$1,024.55	$0.46	0.09%
Service	$1,000.00	$1,000.00	$0.50	$1,000.00	$1,024.50	$0.51	0.10%
Investor A	$1,000.00	$1,000.00	$0.55	$1,000.00	$1,024.45	$0.56	0.11%
BlackRock Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.30	$1,000.00	$1,023.70	$1.32	0.26%
Service	$1,000.00	$1,000.00	$1.15	$1,000.00	$1,023.85	$1.16	0.23%
Hilliard Lyons	$1,000.00	$1,000.00	$1.60	$1,000.00	$1,023.40	$1.62	0.32%
Investor A	$1,000.00	$1,000.00	$1.40	$1,000.00	$1,023.60	$1.42	0.28%
BlackRock New Jersey Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.10	$1.50	$1,000.00	$1,023.50	$1.52	0.30%
Service	$1,000.00	$1,000.00	$1.60	$1,000.00	$1,023.40	$1.62	0.32%
Investor A	$1,000.00	$1,000.00	$1.95	$1,000.00	$1,023.05	$1.97	0.39%
BlackRock North Carolina Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.85	$1,000.00	$1,024.15	$0.86	0.17%
Service	$1,000.00	$1,000.00	$1.05	$1,000.00	$1,023.95	$1.06	0.21%
Investor A	$1,000.00	$1,000.00	$0.85	$1,000.00	$1,024.15	$0.86	0.17%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.
[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

8	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Disclosure of Expenses

Expense Example (concluded)

	Actual			Hypothetical[1]
	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[2]	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock Ohio Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.10	$1,000.00	$1,023.90	$1.11	0.22%
Service	$1,000.00	$1,000.00	$1.10	$1,000.00	$1,023.90	$1.11	0.22%
Investor A	$1,000.00	$1,000.00	$1.30	$1,000.00	$1,023.70	$1.32	0.26%
BlackRock Pennsylvania Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.10	$1,000.00	$1,023.90	$1.11	0.22%
Service	$1,000.00	$1,000.00	$1.20	$1,000.00	$1,023.80	$1.21	0.24%
Investor A	$1,000.00	$1,000.00	$1.35	$1,000.00	$1,023.65	$1.37	0.27%
BlackRock Virginia Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.00	$1,000.00	$1,024.00	$1.01	0.20%
Service	$1,000.00	$1,000.00	$0.85	$1,000.00	$1,024.15	$0.86	0.17%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.
[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

BLACKROCK FUNDS	SEPTEMBER 30, 2011	9

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee – 26.7% (a)
Bank of Montreal, Chicago, 0.32%, 1/25/12 (b)	$15,000	$15,000,000
Bank of Nova Scotia, Houston:
0.30%, 12/07/11	17,100	17,100,000
0.25%, 12/22/11	15,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.25%, 10/04/11	15,000	15,000,000
0.30%, 11/07/11	17,000	17,000,000
BNP Paribas S.A., New York, 0.35%, 10/05/11	6,000	6,000,000
Credit Suisse Group A.G., New York:
0.25%, 11/04/11	17,100	17,100,000
0.40%, 1/26/12	17,000	17,000,000
Deutsche Bank A.G., New York, 0.31%,
10/03/11	11,000	11,000,000
Lloyds TSB Bank Plc, New York, 0.44%,
1/03/12 (c)	17,130	17,130,000
Mizuho Corporate Bank, New York, 0.30%,
11/04/11	12,200	12,200,000
National Australia Bank Ltd., New York:
0.32%, 1/19/12	17,000	17,000,000
0.32%, 2/10/12 (b)	9,000	9,000,000
Norinchukin Bank, New York, 0.18%, 10/06/11	23,000	23,000,000
Rabobank Nederland N.V., New York, 0.43%,
3/01/12	23,000	23,000,000
Royal Bank of Canada, New York:
0.26%, 10/14/11 (b)	10,000	10,000,000
0.32%, 2/29/12 (b)	15,500	15,500,000
Royal Bank of Scotland Plc, Connecticut, 0.45%,
12/19/11	31,000	31,000,000
Societe Generale, New York:
0.37%, 11/21/11 (b)	3,000	3,000,000
0.40%, 11/21/11 (b)	4,500	4,500,000
Svenska Handelsbanken, New York, 0.31%,
11/30/11	17,000	17,000,141
Toronto Dominion Bank, New York:
0.31%, 1/12/12 (b)	8,500	8,500,000
0.28%, 1/20/12	16,815	16,815,000
UBS A.G., Stamford:
0.31%, 10/04/11 (b)	14,870	14,870,000
0.31%, 10/11/11 (b)	16,780	16,780,000
0.27%, 11/10/11 (b)	6,000	6,000,000
Westpac Banking Corp., New York:
0.30%, 11/04/11 (b)	18,000	18,000,000
0.57%, 12/01/11	10,000	10,004,551

Total Certificates of Deposit – 26.7%		403,499,692

Commercial Paper
ANZ National International Ltd., 0.20%,
10/17/11 (d)	16,865	16,863,501
ASB Finance Ltd., London, 0.32%,
12/12/11 (d)	15,000	14,990,400
Atlantis One Funding Corp., 0.22%,
10/13/11 (d)	20,000	19,998,533
Barclays US Funding Corp.:
0.06%, 10/03/11 (d)	30,000	29,999,900
0.29%, 11/03/11 (d)	16,740	16,735,550
BNZ International Funding Ltd., 0.23%,
10/21/11 (d)	38,215	38,210,223
Cancara Asset Securitisation LLC, 0.27%,
10/07/11 (d)	17,650	17,649,206
Chariot Funding LLC, 0.15%, 10/12/11 (d)	12,000	11,999,450
Commonwealth Bank of Australia:
0.20%, 10/04/11 (d)	19,200	19,199,680
0.18%, 10/14/11 (d)	16,000	15,998,960
Deutsche Bank Financial LLC, 0.35%,
10/27/11 (d)	6,445	6,443,371
Goldman Sachs Group Inc., 0.35%,
12/05/11 (d)	14,000	13,991,153
ING US Funding LLC, 0.38%, 11/01/11 (d)	6,395	6,392,907
JPMorgan Chase & Co., 0.26%, 3/16/12 (b)	7,000	7,000,000
Kells Funding LLC, 0.33%, 2/10/12 (b)	13,500	13,500,000
Liberty Street Funding LLC:
0.20%, 10/11/11 (d)	17,000	16,999,055
0.19%, 10/12/11 (d)	17,000	16,999,013
Manhattan Asset Funding Co. LLC:
0.21%, 10/05/11 (d)	14,000	13,999,673
0.23%, 10/13/11 (d)	15,000	14,998,850
MetLife Short Term Funding LLC:
0.24%, 10/03/11 (d)	9,000	8,999,880
0.25%, 10/17/11 (d)	13,340	13,338,518
0.28%, 10/24/11 (d)	22,765	22,760,928
Mizuho Funding LLC, 0.26%, 10/07/11 (d)	15,000	14,999,350
Nieuw Amsterdam Receivables Corp., 0.22%,
10/25/11 (d)	23,883	23,879,497
Nordea North America, Inc.:
0.25%, 10/17/11 (d)	9,000	8,999,000
0.23%, 10/19/11 (d)	3,830	3,829,569
0.23%, 10/20/11 (d)	5,840	5,839,307
0.30%, 11/29/11 (d)	16,730	16,721,774
Rabobank USA Financial Corp.:
0.34%, 10/05/11 (d)	16,000	15,999,396
0.33%, 12/12/11 (d)	16,700	16,688,978
Solitaire Funding LLC, 0.22%, 10/04/11 (d)	16,870	16,869,691
Thames Asset Global Securitization No. 1 Inc.:
0.30%, 10/18/11 (d)	10,273	10,271,545
0.26%, 10/28/11 (d)	17,135	17,131,659
0.38%, 12/01/11 (d)	17,000	16,989,054
Thunder Bay Funding LLC, 0.19%,
10/03/11 (d)	13,867	13,866,854
Victory Receivables Corp., 0.32%,
10/05/11 (d)	15,000	14,999,467

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGM	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority	PSF	Permanent School Fund	SPEARS	Short Puttable Exempt Adjustable Receipts
	AMT	Alternative Minimum Tax (subject to)	IDRB	Industrial Development Revenue	PUTTERS	Puttable Tax-Exempt Receipts
	BAN	Bond Anticipation Notes		Bonds	RB	Revenue Bonds	TECP	Tax-Exempt Commercial Paper
	COP	Certificates of Participation	LOC	Letter of Credit	ROC	Reset Option Certificates	TRAN	Tax Revenue Anticipation Notes
	GO	General Obligation Bonds	MB	Municipal Bonds	SBPA	Stand-by Bond Purchase	VRDN	Variable Rate Demand Notes
	GTD	Guaranteed	PCRB	Pollution Control Revenue Bonds		Agreement	VRDP	Variable Rate Demand Preferred

See Notes to Financial Statements.

10	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Westpac Banking Corp.:
0.21%, 10/06/11 (d)	$6,000	$5,999,825
0.30%, 1/06/12 (b)	16,500	16,500,000
0.42%, 1/13/12 (b)	18,500	18,500,000
Westpac Securities NZ Ltd., 0.38%,
1/17/12 (d)	8,000	7,990,880

Total Commercial Paper – 39.9%		603,144,597

Corporate Notes
JPMorgan Chase Bank N.A., 0.28%,
10/17/12 (b)	17,135	17,135,000
Park Village Assisted Living LLC, 0.29%,
10/07/11 (c)	5,955	5,955,000

Total Corporate Notes – 1.5%		23,090,000

Municipal Bonds
Brazos River Harbor Navigation District Brazoria County RB (JT Venture Project) Series 1998 VRDN (JPMorgan Chase Bank N.A. LOC), 0.19%,
10/03/11 (c)	10,400	10,400,000
Broomfield Urban Renewal Authority Tax Allocation (Event Center Project) Series 2005 VRDN (BNP Paribas LOC), 0.50%,
10/07/11 (c)	11,900	11,900,000
California GO Series 2004C-11 VRDN (BNP Paribas LOC), 0.25%,
10/07/11 (c)	7,960	7,960,000
California Housing Finance Agency Home Mortgage RB Series 2003U AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.14%,
10/07/11 (c)	7,100	7,100,000
California Pollution Control Financing Authority RB (Sierra Pacific Industries Inc. Project) Series 1988 VRDN (Wells Fargo Bank N.A. LOC), 0.20%,
10/07/11 (c)	8,675	8,675,000
Harris County RB Municipal Trust Receipts Floaters Series 2008A VRDN (Societe Generale LOC), 0.75%,
10/07/11 (c)(e)(f)	8,060	8,060,000
Houston Utility System RB (First Lien Water Revenue) Series 2004-B3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.13%,
10/07/11 (c)	17,000	17,000,000
Michigan State Housing Development Authority RB Series 2009D VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.16%,
10/07/11 (c)	7,040	7,040,000
New York City GO Series 2003A-3 VRDN (Morgan Stanley LOC), 0.12%,
10/07/11 (c)	10,000	10,000,000
New York City Industrial Development Agency RB (New York Law School Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC), 0.12%,
10/07/11 (c)	9,335	9,335,000
Pennsylvania Economic Development Financing Authority Wastewater Treatment RB (Sunoco, Inc. Project) Series 2009B VRDN (JPMorgan Chase Bank N.A. LOC), 0.12%,
10/07/11 (c)	8,000	8,000,000
Rhode Island Housing & Mortgage Finance Corp. RB (Groves at Johnston Project) Series 2006 VRDN (Freddie Mac LOC), 0.16%,
10/07/11 (c)	26,350	26,350,000

Municipal Bonds
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2010-B001 VRDN (Morgan Stanley Bank LOC), 0.28%,
10/07/11 (c)(e)(f)	6,000	6,000,000
Savannah College Georgia RB (Art & Design Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.35%,
10/07/11 (c)	5,200	5,200,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (Bank One N.A. LOC), 0.18%,
10/07/11 (c)	14,800	14,800,000

Total Municipal Bonds – 10.4%		157,820,000

Closed-End Investment Companies
California – 0.3%
Nuveen California Investment Quality Municipal Fund, Inc. Series 2010-1-956 VRDP (Citibank N.A. LOC), 0.28%,
10/07/11 (c)(e)	5,000	5,000,000
New York – 0.5%
Nuveen New York Select Quality Municipal Fund, Inc. Series 2010-1-1648 VRDP (Citibank N.A. SBPA), 0.28%,
10/07/11 (c)(e)	7,600	7,600,000

Total Closed-End Investment Companies – 0.8%		12,600,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes: (d)
0.14%, 1/23/12	11,450	11,444,924
0.16%, 4/02/12	7,593	7,586,791
0.15%, 7/16/12	24,850	24,820,076
Fannie Mae Variable Rate Notes: (b)
0.23%, 7/26/12	11,000	10,998,200
0.26%, 9/17/12	12,200	12,197,621
0.26%, 12/20/12	9,000	8,997,774
Federal Home Loan Bank Bonds, 0.11%,
4/23/12	12,000	11,996,131
Federal Home Loan Bank Variable Rate Notes,
0.19%, 10/06/11 (b)	12,000	11,999,933
Freddie Mac Variable Rate Notes: (b)
0.19%, 12/29/11	11,000	10,998,645
0.19%, 4/03/12	9,500	9,498,046
0.16%, 11/02/12	15,000	14,990,094
0.25%, 1/24/13	8,000	7,995,753
0.31%, 9/03/13	15,000	14,994,171
0.17%, 9/13/13	36,700	36,656,543

Total U.S. Government Sponsored Agency Obligations – 12.9%		195,174,702

U.S. Treasury Obligations
U.S. Treasury Notes:
4.63%, 10/31/11	15,000	15,053,595
0.88%, 1/31/12	34,030	34,108,493
0.75%, 5/31/12	16,910	16,982,133

Total U.S. Treasury Obligations – 4.4%		66,144,221

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	11

Schedule of Investments (concluded)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements – 3.4%	Par (000)	Value
Deutsche Bank Securities Inc.,
0.05%, 10/03/11	$51,007	$51,007,000

(Purchased on 9/30/11 to be repurchased at $51,007,213, collateralized by various U.S. government sponsored agency obligations, 0.00% to 1.10% due from 8/08/14 to 9/16/21, aggregate par and fair value of $51,637,000 and $52,027,786, respectively)

Total Investments (Cost – $1,512,480,212*) – 100.0%		1,512,480,212
Liabilities in Excess of Other Assets – (0.0)%		(118,796)

Net Assets – 100.0%		$1,512,361,416

*	Cost for federal income tax purposes.
(a)	Issuer is a US branch of a foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d)	Rate shown reflects the discount rate at the time of purchase.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$1,512,480,212	–	$1,512,480,212

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

12	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.14%, 10/06/11	$4,000	$3,999,924
0.03%, 10/13/11	10,000	9,999,907
0.23%, 10/20/11	5,000	4,999,393
0.00%, 10/27/11	10,000	10,000,000
0.25%, 11/17/11	5,000	4,998,293
0.28%, 11/17/11	5,000	4,998,250
0.02%, 12/01/11	15,000	14,999,619
0.09%, 1/05/12	10,000	9,997,600
0.28%, 1/12/12	2,000	1,998,392
0.06%, 1/19/12	5,000	4,999,083
0.08%, 2/16/12	8,000	7,997,547
0.07%, 3/08/12	5,000	4,998,509
0.26%, 3/08/12	3,000	2,996,555
0.04%, 3/29/12	10,000	9,998,250
0.10%, 8/23/12	12,000	11,989,418
U.S. Treasury Notes,
1.00%, 10/31/11	8,500	8,505,318
0.88%, 1/31/12	8,000	8,019,524
0.75%, 5/31/12	5,000	5,021,000
0.63%, 6/30/12	3,000	3,012,139
0.38%, 8/31/12	4,000	4,009,586
1.38%, 10/15/12	5,000	5,064,323

Total U.S. Treasury Obligations – 35.3%		142,602,630

Repurchase Agreements
Barclays Capital, Inc.,
0.09%, 10/07/11 (b)	16,000	16,000,000

(Purchased on 8/15/11 to be repurchased at $16,002,520, collateralized by U.S. Treasury Strips, 0.00% due from 5/15/24 to 5/15/35, aggregate par and fair value of $22,845,905 and $16,320,000, respectively)

Barclays Capital, Inc.,
0.05%, 10/03/11	39,000	39,000,000

(Purchased on 9/30/11 to be repurchased at $39,000,163, collateralized by U.S. Treasury Notes, 3.13% to 3.63% due from 2/15/21 to 5/15/21, aggregate par and fair value of $34,396,100 and $39,780,057, respectively)

Deutsche Bank Securities Inc.,
0.10%, 10/04/11 (b)	15,000	15,000,000

(Purchased on 8/04/11 to be repurchased at $15,002,542, collateralized by U.S. Treasury Strips, 0.00% due from 2/15/17 to 11/15/32, aggregate par and fair value of $20,050,132 and $15,559,112, respectively)

Deutsche Bank Securities Inc.,
0.05%, 10/07/11 (b)	20,000	20,000,000

(Purchased on 9/09/11 to be repurchased at $20,000,778, collateralized by various U.S. Treasury obligations, 0.00% due from 2/23/12 to 5/15/33, aggregate par and fair value of $26,107,131 and $20,507,098, respectively)

Deutsche Bank Securities Inc.,
0.03%, 10/03/11	27,928	27,928,000

(Purchased on 9/30/11 to be repurchased at $27,928,070, collateralized by various U.S. Treasury obligations, 0.00% to 1.75% due from 11/15/11 to 5/15/30, aggregate par and fair value of $30,034,695 and $28,486,650, respectively)

HSBC Securities (USA) Inc.,
0.03%, 10/03/11	12,000	12,000,000
(Purchased on 9/30/11 to be repurchased at $12,000,030, collateralized by U.S. Treasury Bond, 4.25% due at 5/15/39, par and fair value of $9,645,000 and $12,240,108, respectively)
JPMorgan Securities Inc.,
0.02%, 10/03/11	38,000	38,000,000

(Purchased on 9/30/11 to be repurchased at $38,000,063, collateralized by U.S. Treasury Strips, 0.00% due from 8/15/22 to 2/15/23, aggregate par and fair value of $50,899,575 and $38,760,399, respectively)

Morgan Stanley & Co.,
0.08%, 10/07/11 (b)	25,000	25,000,000

(Purchased on 8/08/11 to be repurchased at $25,004,833, collateralized by various U.S. Treasury obligations, 0.00% to 4.00% due from 3/08/12 to 2/15/20, aggregate par and fair value of $23,480,800 and $25,500,078, respectively)

Morgan Stanley & Co.,
0.02%, 10/03/11	20,000	20,000,000
(Purchased on 9/30/11 to be repurchased at $20,000,033, collateralized by U.S. Treasury Bond, 6.13% due at 11/15/27, par and fair value of $13,682,700 and $20,400,054, respectively)
RBS Securities Inc.,
0.05%, 10/03/11	24,000	24,000,000
(Purchased on 9/30/11 to be repurchased at $24,000,100, collateralized by U.S. Treasury Note, 1.00% due at 8/31/16, par and fair value of $24,405,000 and $24,480,514, respectively)
UBS Securities LLC,
0.05%, 10/03/11	25,000	25,000,000
(Purchased on 9/30/11 to be repurchased at $25,000,104, collateralized by U.S. Treasury Bond, 3.88% due at 8/15/40, par and fair value of $21,707,971 and $25,500,001, respectively)

Total Repurchase Agreements – 64.7%		261,928,000

Total Investments (Cost – $404,530,630*) – 100.0%		404,530,630
Other Assets Less Liabilities – 0.0%		14,973

Net Assets – 100.0%		$404,545,603

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	13

Schedule of Investments (concluded)	BlackRock U.S. Treasury Money Market Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$404,530,630	–	$404,530,630

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

14	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona – 2.5%
Ak-Chin Indian Community RB Series 2008 VRDN (Bank of America N.A. LOC), 0.26%,
10/07/11 (a)	$1,000	$1,000,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC), 0.26%,
10/07/11 (a)	2,305	2,305,000

		3,305,000

Arkansas – 1.0%
Little Rock Residential Housing & Public Facilities Board Capital Improvement RB (Park Systems Project) Series 2001 VRDN (Bank of America N.A. LOC), 0.26%,
10/07/11 (a)	1,105	1,105,000
University of Arkansas RB (UAMS Campus Project) Series 2010A MB, 2.00%,
12/01/11	250	250,485

		1,355,485

California – 6.5%
California RB Series 2011-A2, 2.00%,
6/26/12	3,500	3,542,505
California School Cash Reserve Program Authority RB Series 2011P TRAN, 2.50%,
1/31/12	200	201,058

Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility, Morgan Stanley Municipal Funding, Inc. Guaranty), 0.23%,

10/07/11 (a)(b)(c)	1,753	1,753,000
Los Angeles County GO Series 2011A TRAN, 2.50%,
2/29/12	200	201,787
Los Angeles County GO Series 2011B TRAN, 2.50%,
3/30/12	400	404,267
Los Angeles County GO Series 2011C TRAN, 2.50%,
6/29/12	200	203,109
Los Angeles GO Series 2001 TRAN, 2.50%,
2/29/12	200	201,819
Los Angeles GO Series 2011 TRAN, 2.50%,
4/30/12	300	303,757
Metropolitan Water District of Southern California Waterworks RB Series 2000B-3 VRDN (BNP Paribas SBPA), 0.10%,
10/03/11 (a)	2,000	2,000,000

		8,811,302

Colorado – 1.1%
Colorado Educational & Cultural Facilities Authority RB (National Jewish Federation Board Project) Series 2005A-6 VRDN (Bank of America N.A. LOC), 0.16%,
10/03/11 (a)	1,000	1,000,000
Southglenn Metropolitan District RB Series 2007 VRDN (BNP Paribas LOC), 0.41%,
10/07/11 (a)	500	500,000

		1,500,000

District of Columbia – 0.7%
District of Columbia RB Series 2009C MB, 5.00%,
12/01/11	750	755,998
District of Columbia RB Series 2010E MB, 0.19%,
12/01/11 (a)	200	200,000

		955,998

Florida – 0.2%
Pasco County School Board COP Series 2008C VRDN (Bank of America N.A. LOC), 0.23%,
10/07/11 (a)	300	300,000

Georgia – 1.4%
Meriwether County IDA RB (Crown Technology LLC Project) Series 2010 AMT VRDN (Federal Home Loan Bank LOC), 0.26%,
10/07/11 (a)	1,910	1,910,000

Illinois – 3.2%
Chicago Water RB (Second Lien Project) Sub-Series 2000-1 VRDN (JPMorgan Chase & Co. SBPA), 0.15%,
10/03/11 (a)	2,000	2,000,000
Illinois Finance Authority RB (Northwestern University Project) Series 2008A Mandatory Put Bonds, 0.43%,
3/01/12	400	400,000
Illinois State Toll Highway Authority RB Series 2007A2-A VRDN (Bank of Tokyo-Mitsubishi UFJ LTD LOC), 0.15%,
10/07/11 (a)	1,900	1,900,000

		4,300,000

Indiana – 2.0%
Indiana Finance Authority RB (Hamilton Grove Project) Series 2008A VRDN (Bank of America N.A. LOC), 0.14%,
10/07/11 (a)	2,665	2,665,000

Kansas – 0.9%
Topeka GO Series 2011A, 1.25%,
10/01/12	1,230	1,241,034

Louisiana – 8.1%
Louisiana Public Facilities Authority RB (Air Products Chemicals Project) Series 2008 VRDN, 0.11%,
10/03/11 (a)	8,500	8,500,000
St. James Parish RB (Nucor Steel LLC Project) Series 2010B-1 VRDN, 0.16%,
10/07/11 (a)	2,500	2,500,000

		11,000,000

Maryland – 1.5%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC), 0.16%,
10/07/11 (a)	1,055	1,055,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999B VRDN (Manufacturers and Traders Trust Co. LOC), 0.16%,
10/07/11 (a)	975	975,000

		2,030,000

Minnesota – 0.1%
Minneapolis Health Care System Revenue Authority RB RBC Municipal Products, Inc. Trust Series 2010E-19 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.23%,
12/01/11 (a)(b)(c)	100	100,000

Mississippi – 4.3%
Mississippi Business Finance Commission RB (Chevron USA, Inc. Project) Series 2009F VRDN, 0.09%,
10/03/11 (a)	5,600	5,600,000

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	15

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets

Municipal Bonds	Par (000)	Value
Mississippi (concluded)
Mississippi Educational Building Corp. RB (University of Mississippi Student Housing Construction Project) Series 2011I MB, 2.00%,
10/01/12	$235	$238,377

		5,838,377

Missouri – 1.3%
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC), 0.23%,
10/07/11 (a)	1,745	1,745,000

Nevada – 0.4%
Clark County Junior Subordinate Lien Series 2011A RAN, 2.00%,
6/19/12	550	555,507

New Jersey – 4.9%
New Jersey Economic Development Authority RB (The Cooper Health System Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.11%,
10/07/11 (a)	6,000	6,000,000
Ocean City GO Series 2011 BAN, 1.25%,
3/09/12	600	600,805

		6,600,805

New York – 8.2%
Housing Development Corp. RB Series 2006J-1, 0.35%,
7/13/12 (a)	950	950,000
Nassau County Industrial Development Agency RB (Clinton Plaza Senior Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.35%,
10/07/11 (a)	250	250,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.09%,
10/03/11 (a)	5,400	5,400,000
New York City Trust for Cultural Resources RB (The American Museum Project) Series 2008A-1 VRDN (Bank of America N.A. SBPA), 0.15%,
10/03/11 (a)	4,500	4,500,000

		11,100,000

North Carolina – 0.8%
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007H VRDN (Wells Fargo Bank N.A. LOC), 0.10%,
10/03/11 (a)	1,000	1,000,000
Durham County GO Series 2010A MB, 2.00%,
11/01/11	100	100,139

		1,100,139

Ohio – 13.2%
Avon School District GO Series 2010 BAN, 1.12%,
12/14/11	655	655,586
Columbus Regional Airport Authority RB (Pooled Fing Project) Series 2004A VRDN (U.S. Bank N.A. LOC), 0.16%,
10/07/11 (a)	6,355	6,355,000
Marysville GO (Wastewater Treatment System Project) Series 2011, 1.12%,
5/31/12	200	200,627
Ohio GO (Highway Capital Improvement & Buckeye Savers Bond Project) Series 2007 MB, 5.00%,
5/01/12	100	102,699
Ohio Higher Educational Facility RB (Cleveland Clinic Project) Series 2008B-4 VRDN, 0.12%,
10/03/11 (a)	3,500	3,500,000
Ohio State Water Development Authority RB (First Energy Corp. Project) Series 2010C VRDN (UBS AG LOC), 0.12%,
10/03/11 (a)	1,575	1,575,000
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.16%,
10/07/11 (a)	5,455	5,455,000

		17,843,912

Oklahoma – 1.5%
Oklahoma Turnpike Authority RB Series 2006C VRDN (Bank of America N.A. SBPA), 0.18%,
10/03/11 (a)	2,000	2,000,000

Pennsylvania – 11.6%
Berks County IDRB (Zenith Properties LP Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC), 0.35%,
10/07/11 (a)	5,720	5,720,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN, 0.15%,
10/07/11 (a)	2,500	2,500,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2011 VRDN (Bank of America N.A. SBPA), 0.13%,
10/03/11 (a)	3,800	3,800,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Bank of America N.A. SBPA), 0.13%,
10/03/11 (a)	3,690	3,690,000

		15,710,000

Tennessee – 1.5%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN, 0.25%,
4/27/12 (a)	1,300	1,300,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.36%,
10/07/11 (a)	775	775,000

		2,075,000

Texas – 7.5%
Austin RB Series 2005 VRDN (KBC Bank N.V. LOC), 0.19%,
10/07/11 (a)	4,400	4,400,000
Dallas Independent School District GO Series 2002 MB (Texas PSF-GTD Insurance), 5.25%,
2/15/12	1,000	1,017,372
Harris County Health Facilities Development Corp. RB (Baylor College Medicine Project) Series 2007B VRDN (JPMorgan Chase & Co. LOC), 0.13%,
10/03/11 (a)	2,845	2,845,000
Lower Neches Valley Authority IDRB (Exxon Project) Series 2010 VRDN, 0.10%,
10/03/11 (a)	1,900	1,900,000

		10,162,372

Utah – 5.1%
Salt Lake City RB (Spring Air Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC), 0.26%,
10/07/11 (a)	1,985	1,985,000
Utah County GO Series 2011 MB, 2.00%,
2/15/12	1,640	1,649,104
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Municipal Funding Inc. SBPA), 0.16%,
10/07/11 (a)(b)(c)	3,050	3,050,000
Utah GO Series 2009C MB, 2.00%,
7/01/12	130	131,654

		6,815,758

See Notes to Financial Statements.

16	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia – 0.4%
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN, 0.28%,
4/27/12 (a)	$500	$500,000

West Virginia – 0.2%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB (Appalachian Power Co. Project) Series 2008B AMT VRDN (Mizuho Corp. Bank LTD LOC), 0.18%,
10/07/11 (a)	200	200,000

Wisconsin – 5.2%
Amery IDRB (Plastech Corp. Project) Series 1997 AMT VRDN (U.S. Bank N.A. LOC), 0.30%,
10/07/11 (a)	2,000	2,000,000
Wisconsin TECP:
0.28%, 10/03/11	4,000	4,000,000
0.22%, 10/20/11	1,000	1,000,000

		7,000,000

Total Municipal Bonds – 95.3%		128,720,689

Closed-End Investment Companies
Multi-State – 4.8%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. LOC), 0.29%,
10/07/11 (a)(b)	5,500	5,500,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509 VRDP (Deutsche Bank A.G. LOC), 0.35%,
10/07/11 (a)(b)	1,000	1,000,000

Total Closed-End Investment Companies – 4.8%		6,500,000

Total Investments (Cost – $135,220,689*) – 100.1%		135,220,689
Liabilities in Excess of Other Assets – (0.1)%		(145,491)

Net Assets – 100.0%		$135,075,198

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$135,220,689	–	$135,220,689

[1]	See above Schedule of Investments for values in each state.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	17

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey – 89.1%
Burlington Township GO Series 2011 BAN, 1.25%,
3/23/12	$300	$300,864
Butler Borough GO Series 2011 BAN, 1.25%,
8/24/12	126	127,035
Clark Township GO Series 2011 BAN, 1.25%,
3/23/12	100	100,241
Elmwood Park Borough GO Series 2011 BAN, 1.00%,
8/10/12	500	501,531
Essex County Improvement Authority RB (Pooled Governmental Loan Program Project) Series 1986 VRDN (Wells Fargo Bank N.A. LOC), 0.10%,
10/07/11 (a)	1,400	1,400,000
Fairfield Township GO Series 2011 BAN, 1.25%,
2/22/12	100	100,119
Florham Park GO Series 2011 BAN, 1.00%,
1/26/12	989	990,450
Fort Lee GO Series 2011 BAN, 1.00%,
8/16/12	522	523,629
Glen Rock GO Series 2011 BAN, 1.00%,
1/20/12	970	971,053
Hopatcong Borough GO Series 2011 BAN, 1.25%,
8/03/12	138	138,702
Kearny GO Series 2011 BAN, 1.25%,
6/28/12	925	927,205
Livingston Township GO Series 2011 BAN, 1.25%,
7/06/12	100	100,462
Lower Township Municipal Utilities Authority RB Series 2011B, 2.00%,
9/21/12	1,250	1,267,531
Madison Borough GO Series 2011 BAN, 1.00%,
1/20/12	800	801,146
Maplewood Township GO Series 2010 BAN, 1.50%,
11/18/11	500	500,456
Mountainside GO Series 2010 BAN, 1.50%,
11/04/11	350	350,233
Neptune Township GO Series 2011 BAN, 1.25%,
9/14/12	403	404,561
New Jersey Clipper Tax-Exempt Certificate Trust RB Series 2009-31 VRDN (State Street Bank & Trust Co. SBPA), 0.16%,
10/07/11 (a)(b)	2,900	2,900,000
New Jersey Economic Development Authority PCRB (Exxon Project) Series 1989 VRDN, 0.04%,
10/03/11 (a)	1,300	1,300,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC), 0.30%,
10/07/11 (a)	1,050	1,050,000
New Jersey Economic Development Authority RB (J. James Realty Co. Project) Series 1998 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.30%,
10/07/11 (a)	100	100,000
New Jersey Economic Development Authority RB (Jewish Family Service Project) Series 2002 VRDN (Wells Fargo Bank N.A. LOC), 0.25%,
10/07/11 (a)	660	660,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.21%,
10/07/11 (a)	1,660	1,660,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2001 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.21%,
10/07/11 (a)	180	180,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.30%,
10/07/11 (a)	1,000	1,000,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC), 0.25%,
10/07/11 (a)	865	865,000
New Jersey Economic Development Authority RB (Presbyterian Homes Assisted Living Project) Series 2006B VRDN (TD Bank N.A. LOC), 0.13%,
10/07/11 (a)	225	225,000
New Jersey Economic Development Authority RB (The Cooper Health System Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.11%,
10/07/11 (a)	2,500	2,500,000
New Jersey Economic Development Authority Thermal Energy Facilities RB (Marina Energy LLC Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.25%,
10/07/11 (a)	600	600,000
New Jersey Health Care Facilities Financing Authority RB (Meridian IV Project) Series 2007 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.10%,
10/07/11 (a)	1,700	1,700,000
New Jersey Health Care Facilities Financing Authority RB (Recovery Management Systems, Inc. Project) Series 2005 VRDN (TD Bank N.A. LOC), 0.17%,
10/07/11 (a)	1,000	1,000,000
New Jersey Health Care Facilities Financing Authority RB (Robert Wood Johnson University Project) Series 2004 VRDN (Wells Fargo Bank N.A. LOC), 0.10%,
10/07/11 (a)	1,000	1,000,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.13%,
10/07/11 (a)	1,500	1,500,000
New Jersey Higher Education Assistance Authority Student Loan RBC Municipal Products, Inc. Trust Series 2008L-36 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.22%,
10/07/11 (a)(c)	700	700,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2007 VRDN (BNP Paribas SBPA), 0.27%,
10/07/11 (a)	4,500	4,500,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2008Z AMT VRDN (BNP Paribas SBPA), 0.32%,
10/07/11 (a)	780	780,000
New Jersey Tobacco Settlement Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2959 VRDN (Morgan Stanley & Co. LLC LOC), 0.21%,
10/07/11 (a)(b)(c)	450	450,000
New Jersey Transportation Trust Fund Authority RB (Transportation System Project) Series 2009D VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.17%,
10/07/11 (a)	1,100	1,100,000
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2007DB-447 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.18%,
10/07/11 (a)(b)(c)	2,745	2,745,000
New Jersey Turnpike Authority RB Series 2009 ROC-RR-II-R-10380 VRDN (BHAC-CR Insurance, Citibank N.A. SBPA), 0.17%,
10/07/11 (a)(b)(c)	1,000	1,000,000
New Providence Borough GO Series 2011 BAN, 1.00%,
1/27/12	312	312,069

See Notes to Financial Statements.

18	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Newark Housing Authority Port Newark Marine Terminal Additional Rent-Backed RB Municipal Trust Receipts Floaters (Newark Redevelopment Project) Series 2007-2044 VRDN (Branch Banking & Trust Co. SBPA),
0.16%, 10/07/11 (a)(b)(c)	$5,700	$5,700,000
Ocean City GO Series 2011B BAN,
1.25%, 6/22/12	600	602,413
Ocean City GO Series 2011 BAN,
1.25%, 3/09/12	370	370,496
Ocean Township GO Series 2010 BAN,
1.25%, 12/20/11	500	500,500
Robbinsville Township GO Series 2011 BAN,
1.00%, 1/11/12	979	979,705
Rumson Borough GO Series 2011A BAN,
0.75%, 12/15/11	375	375,191
Toms River GO Series 2010 BAN,
1.25%, 12/16/11	300	300,410
Union County Industrial Pollution Control Financing Authority PCRB (Exxon Mobil Corp. Project) Series 1989 VRDN,
0.04%, 10/03/11 (a)	1,350	1,350,000

Total Municipal Bonds – 89.1%		49,511,002

Closed-End Investment Companies
New Jersey – 10.8%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2010-1-1443 VRDP (Citibank N.A. LOC),
0.30%, 10/07/11 (a)(b)	4,000	4,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2010-1-886 VRDP (Citibank N.A. LOC),
0.30%, 10/07/11 (a)(b)	2,000	2,000,000

Total Closed-End Investment Companies – 10.8%		6,000,000

Total Investments (Cost – $55,511,002*) – 99.9%		55,511,002
Other Assets Less Liabilities – 0.1%		41,993

Net Assets – 100.0%		$55,552,995

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$55,511,002	–	$55,511,002

[1]	See above Schedule of Investments for values in the state.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	19

Schedule of Investments	September 30, 2011 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina – 77.7%
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC),
0.16%, 10/07/11 (a)	$2,500	$2,500,000
Charlotte Housing Authority RB (Stonehaven East Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC),
0.16%, 10/07/11 (a)	200	200,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007H VRDN (Wells Fargo Bank N.A. LOC),
0.10%, 10/03/11 (a)	800	800,000
Greensboro GO (Park Recreational Project) Series 2011 BAN,
1.00%, 2/28/12	1,400	1,403,986
Mecklenburg County COP Series 2006 VRDN (Branch Banking & Trust Co. SBPA),
0.15%, 10/07/11 (a)	3,800	3,800,000
Mecklenburg County GO Series 2009D VRDN,
0.26%, 4/27/12 (a)	3,890	3,890,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.15%, 10/07/11 (a)	720	720,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.15%, 10/07/11 (a)	130	130,000
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.26%, 10/07/11 (a)	1,900	1,900,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2006A VRDN (Citibank N.A. SBPA),
0.16%, 10/07/11 (a)(b)	1,000	1,000,000
North Carolina Capital Facilities Finance Agency RB PUTTERS (Duke University Project) Series 2008-3248 VRDN (JPMorgan Chase Bank N.A. SBPA),
0.15%, 10/03/11 (a)(b)(c)	295	295,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1992A VRDN,
0.07%, 10/07/11 (a)	625	625,000
North Carolina Medical Care Commission Health Care Facilities RB (University Health Systems of Eastern Carolina Project) Series 2008A-1 VRDN (Bank of America N.A. LOC),
0.17%, 10/07/11 (a)	645	645,000
North Carolina State Public Improvement GO Series 2002G VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.12%, 10/07/11 (a)	400	400,000
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale SBPA),
0.14%, 10/07/11 (a)	2,020	2,020,000
Raleigh Comb Enterprise System RB 2006 ROC-RR-II R-645 VRDN (Citibank N.A. SBPA),
0.16%, 10/07/11 (a)(b)	1,000	1,000,000
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. SBPA),
0.12%, 10/07/11 (a)	4,500	4,500,000
Raleigh COP (Downtown Improvement Project) Series 2005B VRDN (RBC Bank USA Inc. SBPA),
0.20%, 10/07/11 (a)	4,400	4,400,000
Raleigh RB Series 2009 VRDN,
0.26%, 4/27/12 (a)	915	915,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN,
0.07%, 10/07/11 (a)	1,815	1,815,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.28%, 10/03/11 (a)	2,100	2,100,000

		35,058,986

Puerto Rico – 4.7%
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA),
0.14%, 10/07/11 (a)	2,100	2,100,000

Total Investments (Cost – $37,158,986*) – 82.4%		37,158,986
Other Assets Less Liabilities – 17.6%		7,951,596

Net Assets – 100.0%		$45,110,582

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$37,158,986	–	$37,158,986

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

20	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Schedule of Investments	September 30, 2011 (Unaudited)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio – 92.2%
Allen County RB (Catholic Healthcare Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC),
0.13%, 10/03/11 (a)	$800	$800,000
Allen County RB (Catholic Healthcare Project) Series 2010C VRDN (Bank of Nova Scotia LOC),
0.09%, 10/03/11 (a)	6,000	6,000,000
Avon GO Series 2011A BAN,
1.00%, 7/03/12	100	100,435
Avon GO Series 2011B BAN,
1.00%, 7/19/12	1,485	1,492,069
Avon School District GO Series 2010 BAN,
1.12%, 12/14/11	600	600,537
Butler County GO Series 2011 BAN,
0.50%, 8/02/12	2,100	2,100,000
Butler County Healthcare Facilities RB (Lifesphere Project) Series 2002 VRDN (U.S. Bank N.A. LOC),
0.16%, 10/07/11 (a)	3,900	3,900,000
Cleveland-Cuyahoga County Port Authority RB (Euclid Avenue Housing Corp. Project) Series 2008 VRDN (U.S. Bank N.A. LOC),
0.16%, 10/07/11 (a)	4,000	4,000,000
Cleveland-Cuyahoga County Port Authority RB (Laurel School Project) Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC),
0.21%, 10/03/11 (a)	300	300,000
Columbus School District GO Series 2010 BAN,
2.00%, 12/01/11	1,000	1,002,544
Delaware County Port Authority Economic Development RB (The Columbus Zoological Park Assoc. Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC),
0.15%, 10/07/11 (a)	2,800	2,800,000
Dublin School District GO Series 2010 BAN,
1.00%, 12/08/11	1,850	1,851,645
Franklin County Senior Housing RB (St. George on the Commons Apartments Project) Series 2007 AMT VRDN (Fannie Mae Guaranty),
0.18%, 10/07/11 (a)	915	915,000
Lima RB (Lima Memorial Hospital Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC),
0.18%, 10/07/11 (a)	4,000	4,000,000
Lorain County Port Authority RB (St. Ignatius High School Project) Series 2008 VRDN (U.S. Bank N.A. LOC),
0.16%, 10/07/11 (a)	515	515,000
Lucas County GO Series 2011-1 MB,
1.00%, 7/19/12	105	105,375
Marysville GO (Wastewater Treatment System Project) Series 2011,
1.12%, 5/31/12	150	150,470
Montgomery County RB (Catholic Healthcare Project) Series 2004B-2 VRDN (Bayerische Landesbank Girozentrale SBPA),
0.35%, 10/07/11 (a)	1,200	1,200,000
North Ridgeville GO Series 2011 BAN,
1.00%, 4/10/12	730	731,328
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008B VRDN (JPMorgan Chase & Co. LOC),
0.17%, 10/07/11 (a)	2,000	2,000,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.14%, 10/07/11 (a)	1,600	1,600,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009D VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.15%, 10/07/11 (a)	600	600,000
Ohio GO (Highway Capital Improvement & Buckeye Savers Bond Project) Series 2007 MB,
5.00%, 5/01/12	100	102,699
Ohio Higher Educational Facility RB (Cleveland Clinic Project) Series 2008B-4 VRDN,
0.12%, 10/03/11 (a)	5,800	5,800,000
Ohio Higher Educational Facility RB (Ohio Dominican University Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC),
0.16%, 10/07/11 (a)	900	900,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2006F AMT VRDN (Citibank N.A. SBPA),
0.19%, 10/07/11 (a)	1,400	1,400,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2007B AMT VRDN (KBC Bank N.V. SBPA),
0.36%, 10/07/11 (a)	4,650	4,650,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2008H AMT VRDN (Federal Home Loan Bank SBPA),
0.18%, 10/07/11 (a)	5,900	5,900,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2008 ROC-RR-II-R-11575 VRDN (Citibank N.A. Liquidity Facility),
0.17%, 10/07/11 (a)(b)	2,405	2,405,000
Ohio RB (Revitalization Project) Series 2011A BAN,
0.35%, 6/01/12	900	900,000
Ohio State Water Development Authority PCRB (First Energy Corp. Project) Series 2006A VRDN (UBS A.G. LOC),
0.09%, 10/03/11 (a)	2,000	2,000,000
Ohio State Water Development Authority RB (First Energy Corp. Project) Series 2010C VRDN (UBS AG LOC),
0.12%, 10/03/11 (a)	3,600	3,600,000
Shaker Heights GO Series 2011 BAN,
2.00%, 5/05/12	950	957,266
Sharonville GO Series 2011 BAN,
1.12%, 7/12/12	800	802,938
Strongsville GO Series 2010 BAN,
1.50%, 11/03/11	2,500	2,502,249
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.16%, 10/07/11 (a)	5,500	5,500,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 10/07/11 (a)	3,600	3,600,000
Willoughby GO Series 2010 BAN,
1.25%, 10/07/11	300	300,037

		78,084,592

Puerto Rico – 7.7%
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA),
0.14%, 10/07/11 (a)	6,500	6,500,000

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	21

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost – $84,584,592*) – 99.9%	$84,584,592
Other Assets Less Liabilities – 0.1%	126,624

Net Assets – 100.0%	$84,711,216

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$84,584,592	–	$84,584,592

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

22	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania – 97.9%
Allegheny County Hospital Development Authority RB (University of Pittsburgh Medical Center Project) Series 2010B-2 VRDN (Deutsche Bank A.G. LOC), 0.13%,
10/07/11 (a)	$11,250	$11,250,000

Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2010E-16 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.16%,

10/07/11 (a)(b)(c)	2,200	2,200,000
Beaver County IDA RB (FirstEnergy Nuclear Project) Series 2006B VRDN (Citibank N.A. LOC), 0.14%,
10/07/11 (a)	4,900	4,900,000
Berks County IDRB (Tray-Pak Corp. Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.35%,
10/07/11 (a)	970	970,000
Blair County Industrial Development Authority RB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC), 0.22%,
10/07/11 (a)	6,550	6,550,000
Bucks County IDA RB (Grand View Hospital Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.13%,
10/07/11 (a)	6,500	6,500,000
Butler County IDA RB (Concordia Lutheran Project) Series 2004A VRDN (Bank of America N.A. LOC), 0.14%,
10/07/11 (a)	4,700	4,700,000
Butler County IDA RB (Concordia Lutheran Project) Series 2008A VRDN (Bank of America N.A. LOC), 0.14%,
10/07/11 (a)	10,465	10,465,000
Central Bradford Progress Authority RBC Municipal Products, Inc. Trust (Robert Packer Hospital Project) Series 2011 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.16%,
10/07/11 (a)(b)(c)	5,600	5,600,000
Cumberland County Municipal Authority RB (Presbyterian Homes Project) Series 2003B VRDN (Manufacturers and Traders Trust Co. LOC), 0.18%,
10/07/11 (a)	8,075	8,075,000
Delaware County IDRB (Resource Recovery Facility Project) Series 1997G VRDN, 0.13%,
10/07/11 (a)	2,750	2,750,000
Delaware County IDRB (Resource Recovery Facility Project) Series 1999G VRDN (General Electric Capital Corp. Guaranty), 0.13%,
10/07/11 (a)	8,375	8,375,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2000-97G VRDN, 0.13%,
10/07/11 (a)	8,235	8,235,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2005G VRDN, 0.13%,
10/07/11 (a)	7,640	7,640,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2009C VRDN, 0.13%,
10/07/11 (a)	700	700,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2011G VRDN, 0.13%,
10/07/11 (a)	4,910	4,910,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN, 0.15%,
10/07/11 (a)	100	100,000
Downingtown Area School District RBC Municipal Products, Inc. Trust Series 2010E-13 VRDN (Royal Bank of Canada SPBA), 0.16%,
10/07/11 (a)(b)(c)	2,330	2,330,000
Emmaus General Authority Local Government RB Series 1989H-22 VRDN (U.S. Bank N.A. LOC), 0.14%,
10/07/11 (a)	3,700	3,700,000
Emmaus General Authority RB (Pennsylvania Loan Program) Series 2000A VRDN (U.S. Bank N.A. LOC), 0.14%,
10/07/11 (a)	2,850	2,850,000
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC), 0.14%,
10/07/11 (a)	2,000	2,000,000
Emmaus General Authority RB Series 1989G-18 VRDN (U.S. Bank N.A. LOC), 0.14%,
10/07/11 (a)	2,000	2,000,000
Emmaus General Authority RB Series 1996 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.20%,
10/07/11 (a)	8,910	8,910,000
Erie County Hospital Authority RB (St. Mary’s Home Erie Project) Series 2008A VRDN (Bank of America N.A. LOC), 0.23%,
10/07/11 (a)	5,400	5,400,000
Erie Water Authority RB Series 2009C Mandatory Put Bonds (AGM Insurance, Federal Home Loan Bank LOC), 2.50%,
6/01/12 (a)	3,700	3,749,234
Erie Water Authority RB Series 2010-2006D Mandatory Put Bonds (AGM Insurance, Federal Home Loan Bank LOC), 2.50%,
6/01/12 (a)	3,175	3,217,249
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%,
10/07/11 (a)	1,730	1,730,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005A VRDN (Wells Fargo Bank N.A. SBPA), 0.11%,
10/03/11 (a)	11,000	11,000,000
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC), 0.16%,
10/07/11 (a)	1,440	1,440,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank N.A. LOC), 0.15%,
10/03/11 (a)	9,550	9,550,000
Lawrence County IDRB (L&N Metallurgical Products Project) Series 1996 AMT VRDN (BNP Paribas LOC), 0.27%,
10/07/11 (a)	3,080	3,080,000
Lehigh County General Purpose Authority RB (Lehigh Valley Health Network Project) Series 2008C VRDN (Bank of America N.A. LOC), 0.21%,
10/03/11 (a)	2,500	2,500,000
Lehigh County General Purpose Authority RB (Muhlenberg College Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.19%,
10/07/11 (a)	2,500	2,500,000
Montgomery County IDA RB (Fountain Life Christian Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.22%,
10/07/11 (a)	1,200	1,200,000
Moon IDRB (Providence Point Project) Series 2007 VRDN (Bank of Scotland Plc LOC), 0.15%,
10/07/11 (a)	5,690	5,690,000
Northampton County General Purpose Authority RB (Lehigh University Higher Education Project) Series 2004 VRDN (TD Bank N.A. SBPA), 0.12%,
10/07/11 (a)	4,300	4,300,000

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	23

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Northampton County IDRB (Bethlehem Contracting Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.56%,
10/07/11 (a)	$1,460	$1,460,000
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.35%,
10/07/11 (a)	1,500	1,500,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007 VRDN (State Street Bank & Trust Co. SBPA), 0.19%,
10/07/11 (a)(b)	27,500	27,500,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%,
10/07/11 (a)	13,600	13,600,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.22%,
10/07/11 (a)	1,515	1,515,000
Pennsylvania Economic Development Financing Authority RB (Merck & Co., Inc. West Point Project) Series 2001 AMT VRDN, 0.21%,
10/07/11 (a)	15,800	15,800,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.46%,
10/07/11 (a)	4,000	4,000,000
Pennsylvania Higher Educational Facilities Authority RB (Bryn Mawr College Project) Series 2009 Mandatory Put Bonds, 0.43%,
2/02/12 (a)	5,240	5,240,000
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. LOC, TD Bank N.A. SBPA), 0.14%,
10/07/11 (a)	7,300	7,300,000
Pennsylvania Higher Educational Facilities Authority RB (Thomas Jefferson University Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.12%,
10/07/11 (a)	2,100	2,100,000
Pennsylvania Higher Educational Facilities Authority RB PUTTERS (Trustees of the University of Pennsylvania Project) Series 2008-2844 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.16%,
10/07/11 (a)(c)	1,605	1,605,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008D VRDN (Bank of America N.A. SBPA), 0.19%,
10/07/11 (a)	965	965,000
Pennsylvania Housing Finance Agency RB Series 2004 VRDN (Royal Bank of Canada SBPA), 0.16%,
10/07/11 (a)	4,900	4,900,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2009-3297 AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.27%,
10/07/11 (a)(b)(c)	1,165	1,165,000
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2010A-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.16%,
10/07/11 (a)	6,750	6,750,000
Pennsylvania Turnpike Commission RB RBC Municipal Products, Inc. Trust Series 2011E-22 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.16%,
10/07/11 (a)(b)(c)	4,000	4,000,000
Philadelphia Airport RB Series 2005C AMT VRDN (TD Bank N.A. LOC), 0.13%,
10/07/11 (a)	1,660	1,660,000
Philadelphia Authority IDRB (Chestnut Hill Academy Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.25%,
10/07/11 (a)	3,800	3,800,000
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 VRDN (TD Bank N.A. LOC), 0.17%,
10/07/11 (a)	5,435	5,435,000
Philadelphia Authority IDRB (Girard Estate Facilities Leasing Project) Series 2001 VRDN (JPMorgan Chase Bank N.A. LOC), 0.25%,
10/07/11 (a)	2,750	2,750,000
Philadelphia Authority IDRB (Universal Community Homes Project) Series 2003 VRDN (Wells Fargo Bank N.A. LOC), 0.30%,
10/07/11 (a)	1,015	1,015,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (Royal Bank of Canada LOC), 0.13%,
10/07/11 (a)	5,000	5,000,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2008A VRDN (Wells Fargo Bank N.A. SBPA), 0.13%,
10/03/11 (a)	1,165	1,165,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Wills Eye Hospital Project) Series 2000 VRDN (JPMorgan Chase Bank N.A. LOC), 0.15%,
10/07/11 (a)	3,885	3,885,000
Philadelphia School District GO Series 2009C VRDN (TD Bank N.A. LOC), 0.13%,
10/07/11 (a)	2,800	2,800,000
Philadelphia School District GO Series 2011F VRDN (Barclays Bank Plc LOC), 0.13%,
10/07/11 (a)	6,500	6,500,000
Pittsburgh Water & Sewer Authority RB Series 2009C-1A Mandatory Put Bonds (AGM Insurance, Federal Home Loan Bank LOC, NRW. Bank LOC), 0.45%,
9/01/12 (a)	5,100	5,100,000
Washington County Authority RB (Girard Estate Project) Series 1999 VRDN (JPMorgan Chase Bank N.A. LOC), 0.15%,
10/07/11 (a)	2,600	2,600,000
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%,
10/07/11 (a)	2,160	2,160,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 VRDN, 0.20%,
10/07/11 (a)	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.35%,
10/07/11 (a)	1,035	1,035,000

		316,371,483

Puerto Rico – 0.4%
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.14%,
10/07/11 (a)	1,400	1,400,000

Total Municipal Bonds – 98.3%		317,771,483

See Notes to Financial Statements.

24	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Closed-End Investment Companies	Par (000)	Value
Pennsylvania – 1.7%
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2010-1-1125 VRDP (Citibank N.A. LOC), 0.30%, 10/07/11 (a)(b)	$3,000	$3,000,000
Nuveen Pennsylvania Premium Income Municipal Fund, Inc. II Series 2010-1-1000 VRDP (Citibank N.A. LOC), 0.30%, 10/07/11 (a)(b)	2,500	2,500,000

Total Closed-End Investment Companies – 1.7%		5,500,000

Total Investments (Cost – $323,271,483*) – 100.0%		323,271,483
Other Assets Less Liabilities – 0.0%		18,037

Net Assets – 100.0%		$323,289,520

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$323,271,483	–	$323,271,483

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	25

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia – 88.9%
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.22%, 10/07/11 (a)	$2,725	$2,725,000
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty), 0.16%, 10/07/11 (a)	2,920	2,920,000
Chesterfield Health Center Commission Residential Care Facility RB (Lucy Corr Village Project) Series 2008B VRDN (Branch Banking & Trust Co. LOC), 0.15%, 10/07/11 (a)	30	30,000
Fairfax County Economic Development Authority Health Care Facilities RB (Capital Hospice Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.15%, 10/07/11 (a)	1,000	1,000,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN, 0.28%, 4/27/12 (a)	1,500	1,500,000
Hampton Redevelopment & Housing Authority RB (Multi-Family Housing Project) Series 1998 VRDN (Fannie Mae Guaranty), 0.16%, 10/07/11 (a)	325	325,000
Henrico County Water & Sewer RB Series 2007 ROC-RR-II-R-753PB VRDN (PB Capital Corp. SBPA), 0.19%, 10/07/11 (a)(b)(c)	1,080	1,080,000
Loudoun County IDA RB (Howard Hughes Medical Institute Project) Series 2003B VRDN, 0.08%, 10/07/11 (a)	850	850,000
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.42%, 10/07/11 (a)	860	860,000
Montgomery County IDA RB (Virginia Technical Foundation Project) Series 2005 VRDN (Bank of America N.A. LOC), 0.20%, 10/03/11 (a)	1,345	1,345,000
Newport News IDRB (CNU Warwick LLC Student Apartments Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.28%, 10/07/11 (a)	200	200,000
Richmond IDA RB (Crow-Klein Project) Series 1987A Mandatory Put Bonds (Wells Fargo Bank N.A. LOC), 0.45%, 11/15/11 (a)	1,475	1,475,000
Richmond Utility RB Series 2009 ROC-RR-II-R-10410 VRDN (AGM Insurance, Citibank N.A. SBPA), 0.16%, 10/07/11 (a)(b)(c)	1,455	1,455,000
Roanoke Economic Development Authority RB (Carilion Health System Project) Series 2005A-1 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.15%, 10/03/11 (a)	500	500,000
Stafford County & Staunton IDA RB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC), 0.15%, 10/07/11 (a)	935	935,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 VRDN (Branch Banking & Trust Co. LOC), 0.15%, 10/07/11 (a)	500	500,000
Virginia College Building Authority RB (21st Century College & Equipment Project) Barclays Capital Municipal Trust Receipts Floater Series 2009-4B-REG D VRDN (Barclays Bank Plc SBPA), 0.21%, 10/07/11 (a)(b)(c)	2,000	2,000,000
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificate Trust RB Series 2007-2009-38 VRDN (State Street Bank & Trust Co. Liquidity Facility), 0.16%, 10/07/11 (a)(b)	3,300	3,300,000
Virginia Commonwealth Transportation Board RB (U.S. Route 58 Corridor Project) Series 2002B MB, 5.00%, 5/15/12	1,300	1,337,956
Winchester Authority Residential Care Facility IDRB (Westminster-Canterbury Project) Series 2005B VRDN (Branch Banking & Trust Co. LOC), 0.15%, 10/07/11 (a)	900	900,000

		25,237,956

Puerto Rico – 4.6%
Commonwealth of Puerto Rico GO Series 2003C-5-2 VRDN (Barclay Bank Plc LOC), 0.12%, 10/07/11 (a)	1,000	1,000,000
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.14%, 10/07/11 (a)	300	300,000

		1,300,000

Total Investments (Cost – $26,537,956*) – 93.5%		26,537,956
Other Assets Less Liabilities – 6.5%		1,848,011

Net Assets – 100.0%		$28,385,967

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

26	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Schedule of Investments (concluded)	BlackRock Virginia Municipal Money Market Portfolio

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$26,537,956	–	$26,537,956

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	27

Statements of Assets and Liabilities

September 30, 2011 (Unaudited)	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio
Assets
Investments at value[1]	$1,461,473,212	$142,602,630	$135,220,689	$55,511,002
Repurchase agreements at value[2]	51,007,000	261,928,000	–	–
Cash	188	853	62,232	21,515
Capital shares sold receivable	717,817	7,083	428	–
Interest receivable	674,993	105,883	78,160	74,512
Receivable from advisor	158,250	24,080	12,568	6,401
Prepaid expenses	101,849	29,863	30,796	10,915

Total assets	1,514,133,309	404,698,392	135,404,873	55,624,345

Liabilities
Investments purchased payable	–	–	238,377	–
Capital shares redeemed payable	758,404	–	3,428	1,284
Other affiliates payable	366,793	71,514	22,350	17,446
Printing fees payable	216,378	26,866	16,825	4,285
Investment advisory fees payable	198,811	–	1,268	1,999
Professional fees payable	36,234	31,163	33,692	32,816
Officer’s and Trustees’ fees payable	8,028	3,726	1,331	1,164
Income dividends payable	22	11	4	2
Other accrued expenses payable	187,223	19,509	12,400	12,354

Total liabilities	1,771,893	152,789	329,675	71,350

Net Assets	$1,512,361,416	$404,545,603	$135,075,198	$55,552,995

Net Assets Consist of
Paid-in capital	$1,512,355,788	$404,542,730	$135,073,627	$55,551,794
Undistributed net investment income	–	–	8,019	–
Accumulated net realized gain (loss)	5,628	2,873	(6,448)	1,201

Net Assets	$1,512,361,416	$404,545,603	$135,075,198	$55,552,995

[1] Investments at cost	$1,461,473,212	$142,602,630	$135,220,689	$55,511,002
[2] Repurchase agreements at cost	$51,007,000	$261,928,000	–	–

See Notes to Financial Statements.

28	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Statements of Assets and Liabilities (continued)

September 30, 2011 (Unaudited)	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio
Net Asset Value
Institutional
Net assets	$839,145,395	$231,289,408	$48,074,201	$42,288,361

Shares outstanding[3]	839,171,916	231,325,373	48,050,142	42,262,847

Net asset value	$1.00	$1.00	$1.00	$1.00

Service
Net assets	$265,733,516	$149,149,491	$86,108,965	$13,088,182

Shares outstanding[3]	265,743,381	149,172,681	86,096,037	13,078,764

Net asset value	$1.00	$1.00	$1.00	$1.00

Hilliard Lyons
Net assets	$160,391	–	$52,488	–

Shares outstanding[3]	160,397	–	52,468	–

Net asset value	$1.00	–	$1.00	–

Investor A
Net assets	$355,933,214	$24,106,704	$839,544	$176,452

Shares outstanding[3]	355,943,372	24,110,853	839,166	176,341

Net asset value	$1.00	$1.00	$1.00	$1.00

Investor B
Net assets	$7,744,051	–	–	–

Shares outstanding[3]	7,744,274	–	–	–

Net asset value	$1.00	–	–	–

Investor C
Net assets	$43,644,849	–	–	–

Shares outstanding[3]	43,645,705	–	–	–

Net asset value	$1.00	–	–	–

[3]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	29

Statements of Assets and Liabilities (concluded)

September 30, 2011 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio	BlackRock Virginia Municipal Money Market Portfolio
Assets
Investments at value[1]	$37,158,986	$84,584,592	$323,271,483	$26,537,956
Cash	23,318	83,206	32,452	47,426
Investments sold receivable	7,950,000	–	–	1,800,014
Interest receivable	11,225	106,518	114,869	30,506
Receivable from advisor	2,005	7,589	39,110	1,807
Capital shares sold receivable	–	200	25	–
Prepaid expenses	6,234	7,046	17,767	7,837

Total assets	45,151,768	84,789,151	323,475,706	28,425,546

Liabilities
Professional fees payable	32,282	32,716	42,224	32,229
Printing fees payable	2,625	4,991	16,446	1,198
Other affiliates payable	2,957	19,750	79,299	3,993
Officer’s and Trustees’ fees payable	944	1,263	2,735	692
Investment advisory fees payable	–	3,570	23,490	–
Income dividends payable	3	3	10	1
Other accrued expenses payable	2,375	15,642	21,982	1,466

Total liabilities	41,186	77,935	186,186	39,579

Net Assets	$45,110,582	$84,711,216	$323,289,520	$28,385,967

Net Assets Consist of
Paid-in capital	$45,133,453	$84,711,216	$323,287,662	$28,385,967
Undistributed net investment income	–	–	135	–
Accumulated net realized gain (loss)	(22,871)	–	1,723	–

Net Assets	$45,110,582	$84,711,216	$323,289,520	$28,385,967

[1] Investments at cost	$37,158,986	$84,584,592	$323,271,483	$26,537,956
Net Asset Value
Institutional
Net assets	$44,949,461	$82,334,024	$307,895,781	$28,327,955

Shares outstanding[2]	44,967,644	82,294,125	307,840,631	28,309,598

Net asset value	$1.00	$1.00	$1.00	$1.00

Service
Net assets	$74,613	$2,357,007	$15,314,672	$58,012

Shares outstanding[2]	74,639	2,356,025	15,312,259	58,010

Net asset value	$1.00	$1.00	$1.00	$1.00

Investor A
Net assets	$86,508	$20,185	$79,067	–

Shares outstanding[2]	86,561	20,225	79,049	–

Net asset value	$1.00	$1.00	$1.00	–

[2]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

30	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Statements of Operations

Six Months Ended September 30, 2011 (Unaudited)	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio
Investment Income
Income	$1,970,038	$170,214	$142,804	$102,717

Expenses
Investment advisory	3,252,829	784,697	258,927	145,171
Transfer agent – class specific	1,048,205	182,784	75,579	47,643
Service and distribution – class specific	1,007,112	212,226	68,287	23,511
Administration	487,889	130,783	43,154	24,195
Administration – class specific	172,243	43,594	14,386	8,065
Printing	92,883	11,288	7,651	1,812
Registration	55,607	21,090	22,282	4,986
Professional	26,579	20,558	23,803	23,714
Custodian	24,970	17,696	3,136	2,389
Officer and Trustees	16,648	5,647	2,902	2,527
Miscellaneous	23,017	14,394	6,975	6,883

Total expenses	6,207,982	1,444,757	527,082	290,896
Less fees waived by advisor	(2,010,658)	(780,131)	(223,386)	(111,674)
Less administration fees waived	–	(55,872)	(2,790)	(745)
Less administration fees waived – class specific	(172,243)	(43,594)	(14,386)	(7,786)
Less transfer agent fees waived – class specific	(14,193)	(1,285)	(153)	(176)
Less transfer agent fees reimbursed – class specific	(1,033,721)	(181,492)	(75,284)	(46,635)
Less service and distribution fees waived – class specific	(1,007,112)	(212,226)	(68,287)	(23,511)
Less fees paid indirectly	(291)	(7)	(13)	(1)

Total expenses after fees waived, reimbursed and paidindirectly	1,969,764	170,150	142,783	100,368

Net investment income	274	64	21	2,349

Realized Gain
Net realized gain from investments	803	2,873	1,938	157

Net Increase in Net Assets Resulting from Operations	$1,077	$2,937	$1,959	$2,506

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	31

Statements of Operations (concluded)

Six Months Ended September 30, 2011 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio	BlackRock Virginia Municipal Money Market Portfolio
Investment Income
Income	$41,643	$103,172	$383,334	$31,163

Expenses
Investment advisory	108,525	213,340	779,320	71,829
Professional	28,479	22,589	26,802	22,174
Administration	18,455	35,557	129,887	12,341
Administration – class specific	6,029	11,854	43,261	3,992
Transfer agent – class specific	4,651	53,720	237,748	9,837
Registration	4,593	3,879	6,490	5,325
Officer and Trustees	2,289	2,841	5,416	2,002
Custodian	1,609	2,722	7,155	1,537
Printing	1,223	2,428	7,445	741
Service and distribution – class specific	262	7,525	36,520	34
Miscellaneous	4,728	5,749	7,919	4,192

Total expenses	180,843	362,204	1,287,963	134,004
Less fees waived by advisor	(107,080)	(184,591)	(587,164)	(71,695)
Less administration fees waived	(12,988)	(1,368)	–	(10,166)
Less administration fees waived – class specific	(6,029)	(11,854)	(43,261)	(3,992)
Less transfer agent fees waived – class specific	(100)	(173)	(653)	(61)
Less transfer agent fees reimbursed – class specific	(4,532)	(53,538)	(237,094)	(9,776)
Less service and distribution fees waived – class specific	(262)	(7,525)	(36,520)	(34)
Less expenses reimbursed by advisor	(8,218)	–	–	(7,143)
Total expenses after fees waived, reimbursed and paid indirectly	41,634	103,155	383,271	31,137

Net investment income	9	17	63	26

Realized Gain
Net realized gain from investments	–	–	1,723	–

Net Increase in Net Assets Resulting from Operations	$9	$17	$1,786	$26

See Notes to Financial Statements.

32	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Statements of Changes in Net Assets

	BlackRock Money Market Portfolio		BlackRock U.S. Treasury Money Market Portfolio		BlackRock Municipal Money Market Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
Operations
Net investment income	$274	$23,094	$64	$101	$21	$12,954
Net realized gain	803	13,077	2,873	1,860	1,938	551

Net increase in net assets resulting from operations	1,077	36,171	2,937	1,961	1,959	13,505

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(148)	(22,177)	(33)	(43)	(11)	(12,787)
Service	(57)	(453)	(21)	(33)	(9)	(17)
Hilliard Lyons	(2)	(44)	–	–	(1)	(85)
Investor A	(60)	(382)	(10)	(25)	–	(65)
Investor B	(2)	(10)	–	–	–	–
Investor C	(5)	(28)	–	–	–	–
Net realized gain:
Institutional	–	(5,273)	–	(1,960)	–	–
Service	–	(3,270)	–	(1,690)	–	–
Hilliard Lyons	–	(267)	–	–	–	–
Investor A	–	(2,720)	–	(1,246)	–	–
Investor B	–	(78)	–	–	–	–
Investor C	–	(191)	–	–	–	–

Decrease in net assets resulting from dividends and distributions to shareholders	(274)	(34,893)	(64)	(4,997)	(21)	(12,954)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(40,925,117)	240,670,412	47,121,021	(73,309,613)	26,195,538	(102,471,418)

Net Assets
Total increase (decrease) in net assets	(40,924,314)	240,671,690	47,123,894	(73,312,649)	26,197,476	(102,470,867)
Beginning of period	1,553,285,730	1,312,614,040	357,421,709	430,734,358	108,877,722	211,348,589

End of period	$1,512,361,416	$1,553,285,730	$404,545,603	$357,421,709	$135,075,198	$108,877,722

Undistributed net investment income	–	–	–	–	$8,019	$8,019

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	33

Statements of Changes in Net Assets (continued)

	BlackRock New Jersey Municipal Money Market Portfolio		BlackRock North Carolina Municipal Money Market Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
Operations
Net investment income	$2,349	$14,321	$9	$8,353
Net realized gain	157	2,995	–	632

Net increase in net assets resulting from operations	2,506	17,316	9	8,985

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(2,136)	(13,595)	(9)	(8,353)
Service	(3)	(7)	–	–
Investor A	(210)	(719)	–	–
Net realized gain:
Institutional	–	(893)	–	–
Service	–	(308)	–	–
Investor A	–	(224)	–	–

Decrease in net assets resulting from dividends and distributions to shareholders	(2,349)	(15,746)	(9)	(8,353)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(18,454,919)	(19,911,975)	(1,739,545)	(27,672,445)

Net Assets
Total increase (decrease) in net assets	(18,454,762)	(19,910,405)	(1,739,545)	(27,671,813)
Beginning of period	74,007,757	93,918,162	46,850,127	74,521,940

End of period	$55,552,995	$74,007,757	$45,110,582	$46,850,127

Undistributed net investment income	–	–	–	–

See Notes to Financial Statements.

34	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Statements of Changes in Net Assets (concluded)

	BlackRock Ohio Municipal Money Market Portfolio		BlackRock Pennsylvania Municipal Money Market Portfolio		BlackRock Virginia Municipal Money Market Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
Operations
Net investment income	$17	$36,736	$63	$259	$26	$5,086
Net realized gain	–	–	1,723	–	–	20

Net increase in net assets resulting from operations	17	36,736	1,786	259	26	5,106

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(16)	(35,604)	(58)	(106)	(26)	(5,086)
Service	–	(2)	(4)	(11)	–	–
Investor A	(1)	(1,130)	(1)	(7)	–	–
Net realized gain:
Institutional	–	(138)	–	–	–	(147)
Service	–	(5)	–	–	–	–
Investor A	–	(5)	–	–	–	–

Decrease in net assets resulting from dividends and distributions to shareholders	(17)	(36,884)	(63)	(124)	(26)	(5,233)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(13,323,422)	(69,533,407)	(12,189,903)	(46,184,247)	15,323	(13,988,606)

Net Assets
Total increase (decrease) in net assets	(13,323,422)	(69,533,555)	(12,188,180)	(46,184,112)	15,323	(13,988,733)
Beginning of period	98,034,638	167,568,193	335,477,700	381,661,812	28,370,644	42,359,377

End of period	$84,711,216	$98,034,638	$323,289,520	$335,477,700	$28,385,967	$28,370,644

Undistributed net investment income	–	–	$135	$135	–	–

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	35

Financial Highlights	BlackRock Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2011	Year Ended March 31,		Period October 1, 2008 to March 31,	Year Ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0001	0.0013	0.0090	0.0346	0.0498	0.0436
Dividends from net investment income	(0.0000)	(0.0001)	(0.0013)	(0.0090)	(0.0346)	(0.0498)	(0.0436)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.01%	0.13%	0.90%[2]	3.52%	5.10%	4.44%

Ratios to Average Net Assets
Total expenses	0.70%[3]	0.71%	0.74%	0.75%[3]	0.56%	0.58%	0.63%

Total expenses after fees waived, reimbursed and paid indirectly	0.26%[3]	0.36%	0.41%	0.46%[3]	0.42%	0.42%	0.42%

Net investment income	0.00%[3]	0.00%	0.14%	1.79%[3]	3.57%	4.99%	4.36%

Supplemental Data
Net assets, end of period (000)	$839,145	$785,316	$433,778	$543,487	$595,728	$745,726	$568,058

	Service
	Six Months Ended September 30, 2011	Year Ended March 31,		Period October 1, 2008 to March 31,	Year Ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0003	0.0075	0.0318	0.0469	0.0407
Dividends from net investment income	(0.0000)	(0.0000)	(0.0003)	(0.0075)	(0.0318)	(0.0469)	(0.0407)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.03%	0.75%[2]	3.23%	4.80%	4.14%

Ratios to Average Net Assets
Total expenses	0.97%[3]	0.96%	0.98%	0.97%[3]	0.81%	0.84%	0.89%

Total expenses after fees waived, reimbursed and paid indirectly	0.26%[3]	0.37%	0.52%	0.75%[3]	0.70%	0.71%	0.71%

Net investment income	0.00%[3]	0.00%	0.02%	1.40%[3]	3.16%	4.69%	4.09%

Supplemental Data
Net assets, end of period (000)	$265,734	$391,617	$365,358	$514,764	$454,585	$405,701	$448,015

See Notes to Financial Statements.

36	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Financial Highlights (continued)	BlackRock Money Market Portfolio

	Hilliard Lyons
	Six Months Ended September 30, 2011	Year Ended March 31,		Period October 1, 2008 to March 31,	Year Ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0002	0.0075	0.0319	0.0471	0.0406
Dividends from net investment income	(0.0000)	(0.0000)	(0.0002)	(0.0075)	(0.0319)	(0.0471)	(0.0406)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.03%	0.75%[2]	3.23%	4.81%	4.13%

Ratios to Average Net Assets
Total expenses	0.99%[3]	0.97%	0.99%	1.00%[3]	0.80%	0.82%	0.98%

Total expenses after fees waived, reimbursed and paid indirectly	0.30%[3]	0.36%	0.53%	0.75%[3]	0.70%	0.70%	0.72%

Net investment income	0.00%[3]	0.00%	0.01%	1.46%[3]	3.16%	4.70%	4.06%

Supplemental Data
Net assets, end of period (000)	$160	$30,651	$124,236	$167,658	$144,584	$131,720	$121,243

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	37

Financial Highlights (continued)	BlackRock Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2011	Year Ended March 31,		Period October 1, 2008 to March 31,	Year Ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0003	0.0071	0.0312	0.0461	0.0399
Dividends from net investment income	(0.0000)	(0.0000)	(0.0003)	(0.0071)	(0.0312)	(0.0461)	(0.0399)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.03%	0.71%[2]	3.16%	4.71%	4.07%

Ratios to Average Net Assets
Total expenses	0.90%[3]	0.91%	0.93%	0.94%[3]	0.87%	0.92%	1.05%

Total expenses after fees waived, reimbursed and paid indirectly	0.26%[3]	0.37%	0.53%	0.83%[3]	0.76%	0.79%	0.79%

Net investment income	0.00%[3]	0.00%	0.02%	1.41%[3]	3.07%	4.61%	3.98%

Supplemental Data
Net assets, end of period (000)	$355,933	$314,811	$358,698	$510,950	$461,079	$393,399	$399,656

	Investor B
	Six Months Ended September 30, 2011	Year Ended March 31,		Period October 1, 2008 to March 31,	Year Ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0002	0.0044	0.0250	0.0418	0.0354
Dividends from net investment income	(0.0000)	(0.0000)	(0.0002)	(0.0044)	(0.0250)	(0.0418)	(0.0354)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.03%	0.44%[2]	2.53%	4.27%	3.60%

Ratios to Average Net Assets
Total expenses	1.73%[3]	1.75%	1.81%	1.80%[3]	1.77%	1.83%	1.83%

Total expenses after fees waived, reimbursed and paid indirectly	0.26%[3]	0.37%	0.55%	1.37%[3]	1.39%	1.22%	1.24%

Net investment income	0.00%[3]	0.00%	0.02%	0.86%[3]	2.40%	4.18%	3.54%

Supplemental Data
Net assets, end of period (000)	$7,744	$7,207	$11,528	$23,467	$15,835	$11,532	$19,462

See Notes to Financial Statements.

38	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Financial Highlights (concluded)	BlackRock Money Market Portfolio

	Investor C
	Six Months Ended September 30, 2011	Year Ended March 31,		Period October 1, 2008 to March 31,	Year Ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0004	0.0044	0.0250	0.0417	0.0354
Dividends from net investment income	(0.0000)	(0.0000)	(0.0004)	(0.0044)	(0.0250)	(0.0417)	(0.0354)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.04%	0.45%[2]	2.53%	4.25%	3.60%

Ratios to Average Net Assets
Total expenses	1.64%[3]	1.68%	1.75%	1.72%[3]	1.66%	1.79%	1.78%

Total expenses after fees waived, reimbursed and paid indirectly	0.26%[3]	0.38%	0.55%	1.35%[3]	1.42%	1.24%	1.24%

Net investment income	0.00%[3]	0.00%	0.04%	0.88%[3]	2.15%	4.16%	3.59%

Supplemental Data
Net assets, end of period (000)	$43,645	$23,683	$19,016	$48,162	$25,356	$5,109	$8,866

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	39

Financial Highlights	BlackRock U.S. Treasury Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2011	Year Ended March 31,		Period October 1, 2008 to March 31,	Year Ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0001	0.0007	0.0234	0.0478	0.0422
Dividends from net investment income	(0.0000)	(0.0000)	(0.0001)	(0.0007)	(0.0234)	(0.0478)	(0.0422)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.01%	0.07%[2]	2.37%	4.89%	4.30%

Ratios to Average Net Assets
Total expenses	0.73%[3]	0.74%	0.75%	0.79%[3]	0.59%	0.61%	0.65%

Total expenses after fees waived, reimbursed and paid indirectly	0.09%[3]	0.20%	0.21%	0.42%[3]	0.41%	0.41%	0.41%

Net investment income	0.00%[3]	0.00%	0.00%	0.15%[3]	2.26%	4.75%	4.26%

Supplemental Data
Net assets, end of period (000)	$231,289	$133,623	$188,346	$228,457	$382,033	$312,979	$211,960

	Service
	Six Months Ended September 30, 2011	Year Ended March 31,		Period October 1, 2008 to March 31,	Year Ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0001	0.0004	0.0206	0.0450	0.0393
Dividends from net investment income	(0.0000)	(0.0000)	(0.0001)	(0.0004)	(0.0206)	(0.0450)	(0.0393)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.01%	0.04%[2]	2.08%	4.60%	4.00%

Ratios to Average Net Assets
Total expenses	0.96%[3]	0.95%	0.95%	0.98%[3]	0.84%	0.86%	0.90%

Total expenses after fees waived, reimbursed and paid indirectly	0.10%[3]	0.20%	0.22%	0.48%[3]	0.69%	0.69%	0.70%

Net investment income	0.00%[3]	0.00%	0.00%	0.08%[3]	2.08%	4.50%	3.94%

Supplemental Data
Net assets, end of period (000)	$149,149	$118,827	$149,629	$213,402	$289,805	$245,609	$246,517

See Notes to Financial Statements.

40	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Financial Highlights (concluded)	BlackRock U.S. Treasury Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,

		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0001	0.0004	0.0206	0.0450	0.0388
Dividends from net investment income	(0.0000)	(0.0000)	(0.0001)	(0.0004)	(0.0206)	(0.0450)	(0.0388)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.01%	0.04%[2]	2.08%	4.59%	3.95%

Ratios to Average Net Assets
Total expenses	0.88%[3]	0.86%	0.87%	0.89%[3]	0.85%	0.86%	1.04%

Total expenses after fees waived, reimbursed and paid indirectly	0.11%[3]	0.20%	0.21%	0.48%[3]	0.69%	0.70%	0.75%

Net investment income	0.00%[3]	0.00%	0.00%	0.08%[3]	1.86%	4.49%	3.86%

Supplemental Data
Net assets, end of period (000)	$24,107	$104,971	$92,759	$103,762	$123,316	$31,970	$28,593

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	41

Financial Highlights	BlackRock Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,

		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0002	0.0011	0.0050	0.0234	0.0331	0.0289
Dividends from net investment income	(0.0000)	(0.0002)	(0.0011)	(0.0050)	(0.0234)	(0.0331)	(0.0289)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.02%	0.11%	0.50%[2]	2.36%	3.36%	2.93%

Ratios to Average Net Assets
Total expenses	0.82%[3]	0.80%	0.79%	0.82%[3]	0.60%	0.63%	0.67%

Total expenses after fees waived, reimbursed and paid indirectly	0.26%[3]	0.39%	0.43%	0.47%[3]	0.42%	0.42%	0.42%

Net investment income	0.00%[3]	0.02%	0.12%	0.95%[3]	2.26%	3.29%	2.88%

Supplemental Data
Net assets, end of period (000)	$48,074	$62,845	$67,046	$101,246	$92,663	$42,083	$61,154

	Service
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,

		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0002	0.0035	0.0206	0.0301	0.0260
Dividends from net investment income	(0.0000)	(0.0000)	(0.0002)	(0.0035)	(0.0206)	(0.0301)	(0.0260)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.02%	0.35%[2]	2.08%	3.05%	2.63%

Ratios to Average Net Assets
Total expenses	1.02%[3]	1.06%	1.02%	1.00%[3]	0.86%	0.91%	0.91%

Total expenses after fees waived, reimbursed and paid indirectly	0.23%[3]	0.42%	0.51%	0.77%[3]	0.70%	0.72%	0.71%

Net investment income	0.00%[3]	0.00%	0.02%	0.78%[3]	2.06%	3.00%	2.64%

Supplemental Data
Net assets, end of period (000)	$86,109	$34,991	$50,013	$47,592	$81,843	$100,454	$132,523

See Notes to Financial Statements.

42	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Financial Highlights (concluded)	BlackRock Municipal Money Market Portfolio

	Hilliard Lyons
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,

		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0007	0.0048	0.0231	0.0328	0.0284
Dividends from net investment income	(0.0000)	(0.0000)	(0.0007)	(0.0048)	(0.0231)	(0.0328)	(0.0284)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.07%	0.48%[2]	2.34%	3.33%	2.87%

Ratios to Average Net Assets
Total expenses	1.10%[3]	1.03%	1.05%	1.07%[3]	0.85%	0.88%	1.02%

Total expenses after fees waived, reimbursed and paid indirectly	0.32%[3]	0.43%	0.47%	0.51%[3]	0.45%	0.45%	0.47%

Net investment income	0.00%[3]	0.00%	0.08%	0.98%[3]	2.29%	3.28%	2.84%

Supplemental Data
Net assets, end of period (000)	$52	$8,431	$90,846	$118,137	$130,218	$166,999	$140,409

	Investor A
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,

		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0030	0.0035	0.0205	0.0302	0.0258
Dividends from net investment income	(0.0000)	(0.0000)	(0.0030)	(0.0035)	(0.0205)	(0.0302)	(0.0258)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.03%	0.35%[2]	2.07%	3.06%	2.61%

Ratios to Average Net Assets
Total expenses	0.96%[3]	0.94%	0.92%	0.94%[3]	0.86%	0.89%	1.03%

Total expenses after fees waived, reimbursed and paid indirectly	0.28%[3]	0.41%	0.51%	0.77%[3]	0.71%	0.71%	0.73%

Net investment income	0.00%[3]	0.00%	0.03%	0.76%[3]	2.02%	3.01%	2.53%

Supplemental Data
Net assets, end of period (000)	$840	$2,611	$3,443	$5,301	$7,004	$3,776	$2,830

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	43

Financial Highlights	BlackRock New Jersey Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,

		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0003	0.0022	0.0058	0.0228	0.0326	0.0285
Dividends from net investment income	(0.0001)	(0.0003)	(0.0022)	(0.0058)	(0.0228)	(0.0326)	(0.0285)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.03%	0.22%	0.59%[2]	2.30%	3.31%	2.89%

Ratios to Average Net Assets
Total expenses	0.85%[3]	0.80%	0.79%	0.82%[3]	0.61%	0.62%	0.66%

Total expenses after fees waived, reimbursed and paid indirectly	0.30%[3]	0.39%	0.41%	0.43%[3]	0.39%	0.39%	0.39%

Net investment income	0.01%[3]	0.02%	0.24%	1.15%[3]	2.30%	3.26%	2.88%

Supplemental Data
Net assets, end of period (000)	$42,288	$46,755	$59,520	$103,465	$114,696	$156,005	$99,173

	Service
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,

		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0005	0.0044	0.0200	0.0298	0.0256
Dividends from net investment income	(0.0000)	(0.0000)	(0.0005)	(0.0044)	(0.0200)	(0.0298)	(0.0256)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.05%	0.44%[2]	2.02%	3.03%	2.60%

Ratios to Average Net Assets
Total expenses	1.06%[3]	1.02%	1.04%	1.06%[3]	0.86%	0.88%	0.92%

Total expenses after fees waived, reimbursed and paid indirectly	0.32%[3]	0.42%	0.59%	0.73%[3]	0.67%	0.67%	0.68%

Net investment income	0.00%[3]	0.00%	0.05%	0.89%[3]	2.07%	2.98%	2.57%

Supplemental Data
Net assets, end of period (000)	$13,088	$15,935	$19,373	$23,791	$25,401	$43,013	$56,955

See Notes to Financial Statements.

44	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Financial Highlights (concluded)	BlackRock New Jersey Municipal Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,

		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0001	0.0006	0.0045	0.0200	0.0298	0.0255
Dividends from net investment income	(0.0000)	(0.0001)	(0.0006)	(0.0045)	(0.0200)	(0.0298)	(0.0255)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.01%	0.06%	0.45%[2]	2.02%	3.03%	2.58%

Ratios to Average Net Assets
Total expenses	0.93%[3]	0.90%	0.92%	0.93%[3]	0.86%	0.87%	1.02%

Total expenses after fees waived, reimbursed and paid indirectly	0.39%[3]	0.41%	0.59%	0.69%[3]	0.67%	0.67%	0.69%

Net investment income	0.01%[3]	0.01%	0.06%	0.92%[3]	1.96%	2.99%	2.56%

Supplemental Data
Net assets, end of period (000)	$176	$11,318	$15,025	$23,381	$27,216	$30,250	$17,662

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	45

Financial Highlights	BlackRock North Carolina Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,

		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0001	0.0009	0.0052	0.0234	0.0336	0.0299
Dividends from net investment income	(0.0000)	(0.0001)	(0.0009)	(0.0052)	(0.0234)	(0.0336)	(0.0299)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.01%	0.09%	0.52%[2]	2.37%	3.42%	3.04%

Ratios to Average Net Assets
Total expenses	0.75%[3]	0.69%	0.73%	0.77%[3]	0.67%	0.68%	0.70%

Total expenses after fees waived, reimbursed and paid indirectly	0.17%[3]	0.29%	0.30%	0.34%[3]	0.30%	0.30%	0.30%

Net investment income	0.00%[3]	0.01%	0.10%	0.98%[3]	2.31%	3.36%	3.00%

Supplemental Data
Net assets, end of period (000)	$44,949	$46,622	$74,251	$79,880	$60,404	$66,246	$61,086

	Service
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,

		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0003	0.0037	0.0207	0.0307	0.0270
Dividends from net investment income	(0.0000)	(0.0000)	(0.0003)	(0.0037)	(0.0207)	(0.0307)	(0.0270)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.03%	0.37%[2]	2.08%	3.12%	2.73%

Ratios to Average Net Assets
Total expenses	1.13%[3]	1.21%	0.98%	1.01%[3]	0.92%	0.94%	0.98%

Total expenses after fees waived, reimbursed and paid indirectly	0.21%[3]	0.30%	0.41%	0.63%[3]	0.58%	0.58%	0.60%

Net investment income	0.00%[3]	0.00%	0.06%	0.75%[3]	2.09%	3.10%	2.61%

Supplemental Data
Net assets, end of period (000)	$75	$138	$165	$3,172	$3,156	$1,295	$656

See Notes to Financial Statements.

46	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Financial Highlights (concluded)	BlackRock North Carolina Municipal Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,

		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0001	0.0032	0.0190	0.0298	0.0264
Dividends from net investment income	(0.0000)	(0.0000)	(0.0001)	(0.0032)	(0.0190)	(0.0298)	(0.0264)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.01%	0.32%[2]	1.92%	3.03%	2.67%

Ratios to Average Net Assets
Total expenses	1.21%[3]	1.10%	1.12%	1.18%[3]	1.08%	1.02%	1.10%

Total expenses after fees waived, reimbursed and paid indirectly	0.17%[3]	0.30%	0.39%	0.73%[3]	0.74%	0.67%	0.66%

Net investment income	0.00%[3]	0.00%	0.01%	0.61%[3]	1.98%	2.98%	2.64%

Supplemental Data
Net assets, end of period (000)	$87	$90	$106	$168	$155	$189	$316

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	47

Financial Highlights	BlackRock Ohio Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,

		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0003	0.0029	0.0071	0.0245	0.0336	0.0297
Dividends from net investment income	(0.0000)	(0.0003)	(0.0029)	(0.0071)	(0.0245)	(0.0336)	(0.0297)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.03%	0.29%	0.72%[2]	2.48%	3.41%	3.01%

Ratios to Average Net Assets
Total expenses	0.75%[3]	0.74%	0.75%	0.73%[3]	0.62%	0.62%	0.67%

Total expenses after fees waived, reimbursed and paid indirectly	0.22%[3]	0.37%	0.41%	0.42%[3]	0.39%	0.39%	0.39%

Net investment income	0.00%[3]	0.03%	0.29%	1.37%[3]	2.41%	3.35%	2.99%

Supplemental Data
Net assets, end of period (000)	$82,334	$88,491	$149,659	$179,038	$137,274	$101,325	$131,016

	Service
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,

		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0009	0.0058	0.0217	0.0308	0.0268
Dividends from net investment income	(0.0000)	(0.0000)	(0.0009)	(0.0058)	(0.0217)	(0.0308)	(0.0268)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.09%	0.57%[2]	2.20%	3.13%	2.72%

Ratios to Average Net Assets
Total expenses	1.01%[3]	0.97%	1.02%	0.99%[3]	0.87%	0.87%	0.92%

Total expenses after fees waived, reimbursed and paid indirectly	0.22%[3]	0.40%	0.62%	0.71%[3]	0.67%	0.67%	0.68%

Net investment income	0.00%[3]	0.00%	0.10%	1.33%[3]	2.11%	3.09%	2.65%

Supplemental Data
Net assets, end of period (000)	$2,357	$4,156	$4,591	$14,636	$26,403	$8,199	$5,647

See Notes to Financial Statements.

48	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Financial Highlights (concluded)	BlackRock Ohio Municipal Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2011	Year Ended March 31,		Period October 1, 2008 to March 31,	Year Ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0001	0.0011	0.0057	0.0217	0.0308	0.0267
Dividends from net investment income	(0.0000)	(0.0001)	(0.0011)	(0.0057)	(0.0217)	(0.0308)	(0.0267)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.01%	0.11%	0.58%[2]	2.20%	3.13%	2.70%

Ratios to Average Net Assets
Total expenses	0.90%[3]	0.88%	0.88%	0.90%[3]	0.87%	0.87%	1.01%

Total expenses after fees waived, reimbursed and paid indirectly	0.26%[3]	0.40%	0.60%	0.70%[3]	0.67%	0.67%	0.69%

Net investment income	0.00%[3]	0.02%	0.12%	1.29%[3]	2.13%	3.08%	2.67%

Supplemental Data
Net assets, end of period (000)	$20	$5,388	$13,318	$24,902	$41,209	$22,201	$20,267

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	49

Financial Highlights	BlackRock Pennsylvania Municipal Money Market Portfolio

	$287,394	$287,394	$287,394	$287,394	$287,394	$287,394	$287,394
	Institutional
	Six Months Ended September 30, 2011	Year Ended March 31,		Period October 1, 2008 to March 31,	Year Ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0005	0.0047	0.0222	0.0329	0.0290
Dividends from net investment income	(0.0000)	(0.0000)	(0.0005)	(0.0047)	(0.0222)	(0.0329)	(0.0290)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.06%	0.48%[2]	2.24%	3.34%	2.94%

Ratios to Average Net Assets
Total expenses	0.73%[3]	0.73%	0.75%	0.75%[3]	0.58%	0.59%	0.64%

Total expenses after fees waived, reimbursed and paid indirectly	0.22%[3]	0.31%	0.39%	0.46%[3]	0.42%	0.42%	0.42%

Net investment income	0.00%[3]	0.00%	0.07%	0.93%[3]	2.21%	3.29%	2.92%

Supplemental Data
Net assets, end of period (000)	$307,896	$287,394	$332,387	$589,724	$535,882	$500,402	$464,708

	$287,394	$287,394	$287,394	$287,394	$287,394	$287,394	$287,394
	Service
	Six Months Ended September 30, 2011	Year Ended March 31,		Period October 1, 2008 to March 31,	Year Ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	(0.0000)	0.0033	0.0194	0.0301	0.0261
Dividends from net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0033)	(0.0194)	(0.0301)	(0.0261)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.00%	0.33%[2]	1.96%	3.06%	2.65%

Ratios to Average Net Assets
Total expenses	0.92%[3]	0.90%	0.91%	0.92%[3]	0.83%	0.84%	0.89%

Total expenses after fees waived, reimbursed and paid indirectly	0.24%[3]	0.31%	0.46%	0.74%[3]	0.70%	0.70%	0.71%

Net investment income	0.00%[3]	0.00%	0.00%	0.69%[3]	1.94%	3.01%	2.63%

Supplemental Data
Net assets, end of period (000)	$15,315	$30,649	$27,166	$52,127	$52,654	$55,934	$44,406

See Notes to Financial Statements.

50	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Financial Highlights (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2011	Year Ended March 31,		Period October 1, 2008 to March 31,	Year Ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0001	0.0035	0.0194	0.0300	0.0259
Dividends from net investment income	(0.0000)	(0.0000)	(0.0001)	(0.0035)	(0.0194)	(0.0300)	(0.0259)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.01%	0.35%[2]	1.96%	3.05%	2.62%

Ratios to Average Net Assets
Total expenses	0.84%[3]	0.84%	0.85%	0.86%[3]	0.83%	0.85%	1.01%

Total expenses after fees waived, reimbursed and paid indirectly	0.27%[3]	0.31%	0.44%	0.71%[3]	0.70%	0.71%	0.73%

Net investment income	0.00%[3]	0.00%	0.01%	0.72%[3]	1.68%	3.00%	2.49%

Supplemental Data
Net assets, end of period (000)	$79	$17,434	$22,109	$34,483	$36,708	$33,490	$28,542

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	51

Financial Highlights	BlackRock Virginia Municipal Money Market Portfolio

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	Institutional
	Six Months Ended September 30, 2011	Year Ended March 31,		Period October 1, 2008 to March 31,	Year Ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0002	0.0011	0.0041	0.0228	0.0336	0.0295
Dividends from net investment income	(0.0000)	(0.0002)	(0.0011)	(0.0041)	(0.0228)	(0.0336)	(0.0295)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.02%	0.12%	0.42%[2]	2.31%	3.42%	2.99%

Ratios to Average Net Assets
Total expenses	0.84%[3]	0.81%	0.80%	0.79%[3]	0.65%	0.67%	0.75%

Total expenses after fees waived, reimbursed and paid indirectly	0.20%[3]	0.29%	0.32%	0.35%[3]	0.30%	0.30%	0.29%

Net investment income	0.00%[3]	0.02%	0.13%	0.92%[3]	2.30%	3.37%	3.03%

Supplemental Data
Net assets, end of period (000)	$28,328	$28,370	$42,326	$75,817	$90,845	$81,190	$71,518

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	Service
	Six Months Ended September 30, 2011	Year Ended March 31,		Period October 1, 2008 to March 31,	Year Ended September 30,		Period April 24, 2006[4] to September 30,
	(Unaudited)	2011	2010	2009	2008	2007	2006[5]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0001	0.0031	0.0201	0.0307	0.0104
Dividends from net investment income	(0.0000)	(0.0000)	(0.0001)	(0.0031)	(0.0201)	(0.0307)	(0.0104)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.02%	0.31%[2]	2.02%	3.11%	1.05%[2]

Ratios to Average Net Assets
Total expenses	1.45%[3]	1.09%	1.00%	0.98%[3]	0.89%	0.91%	1.09%[3]

Total expenses after fees waived, reimbursed and paid indirectly	0.17%[3]	0.29%	0.48%	0.53%[3]	0.58%	0.58%	0.58%[3]

Net investment income	0.01%[3]	0.00%	0.01%	0.38%[3]	2.39%	3.14%	3.11%[3]

Supplemental Data
Net assets, end of period (000)	$58	$1	$33	$675	$234	$1,488	$– [5,6]

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.
[4]	Reissuance of shares.
[5]	There were no Service Shares outstanding during the period May 3, 2006 to June 1, 2006.
[6]	Net assets end of period are less than $500.

See Notes to Financial Statements.

52	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock FundsSM (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. As of September 30, 2011, the Trust had 27 series, of which BlackRock Money Market Portfolio (“Money Market”), BlackRock U.S. Treasury Money Market Portfolio (“U.S. Treasury”), BlackRock Municipal Money Market Portfolio (“Municipal”), BlackRock New Jersey Municipal Money Market Portfolio (“New Jersey Municipal”), BlackRock North Carolina Municipal Money Market Portfolio (“North Carolina Municipal”), BlackRock Ohio Municipal Money Market Portfolio (“Ohio Municipal”), BlackRock Pennsylvania Municipal Money Market Portfolio (“Pennsylvania Municipal”) and BlackRock Virginia Municipal Money Market Portfolio (“Virginia Municipal”) (collectively, the “Funds” or individually a “Fund”) are included in these financial statements. Each of the Funds, except Money Market, U.S. Treasury and Municipal, is non-diversified. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Fund may offer Shares of Institutional, Service, Investor A, Investor B and Investor C classes. In addition, Money Market and Municipal may offer Hilliard Lyons Shares. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Hilliard Lyons, Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available for purchase through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts and premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premium and discount on debt securities, is recognized on the accrual basis. Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for the year ended September 30, 2008, the period ended March 31, 2009 and two years ended March 31, 2010 and March 31, 2011. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	53

Notes to Financial Statements (continued)

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Fund are allocated daily to each class based on its relative net assets.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, Barclays is not.

The Funds entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets as follows: 0.45% of the first $1 billion, 0.40% of the next $1 billion, 0.375% of the next $1 billion and 0.35% of the assets in excess of $3 billion.

The Manager contractually or voluntarily agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. The expense limitations as a percentage of average daily net assets are as follows:

	Money Market		U.S. Treasury	Municipal		New Jersey Municipal
	Contractual[1]	Voluntary[2]	Contractual[1]	Contractual[1]	Voluntary[2]	Contractual[1]
Institutional	0.42%	–	0.41%	0.42%	–	0.39%
Service	0.72%	–	0.71%	0.72%	–	0.69%
Hilliard Lyons	0.91%	0.76%	N/A	0.66%	0.49%	N/A
Investor A	0.89%	–	0.88%	0.89%	–	0.96%
Investor B	1.49%	–	N/A	N/A	N/A	N/A
Investor C	1.49%	–	N/A	N/A	N/A	N/A

	North Carolina Municipal	Ohio Municipal	Pennsylvania Municipal	Virginia Municipal
	Contractual[1]	Contractual[1]	Contractual[1]	Contractual[1]
Institutional	0.30%	0.39%	0.42%	0.30%
Service	0.60%	0.69%	0.72%	0.60%
Hilliard Lyons	N/A	N/A	N/A	N/A
Investor A	0.87%	0.96%	0.99%	0.87%[3]
Investor B	N/A	N/A	N/A	N/A
Investor C	N/A	N/A	N/A	N/A
[1]	The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement until August 1, 2012 unless approved by the Board, including a majority of the Independent Trustees.
[2]	The voluntary waiver or reimbursement may be reduced or discontinued at any time without notice.
[3]	Fund currently active but no assets in share class.

The Manager entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager. The Manager pays BIMC, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager. Effective July 1, 2011, the sub-advisory agreement was terminated.

If during a Fund’s fiscal year, the operating expenses of a share class that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund of which the share class is a part has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became

54	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Notes to Financial Statements (continued)

entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

For the six months ended September 30, 2011, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring March 31,
	2012	2013	2014
Money Market	$2,727,670	$2,583,912	$1,503,458
U.S. Treasury	$1,086,807	$1,006,346	$425,784
Municipal	$633,840	$406,249	$182,011
New Jersey Municipal	$404,267	$292,049	$129,764
North Carolina Municipal	$308,045	$238,972	$115,390
Ohio Municipal	$654,056	$388,973	$166,527
Pennsylvania Municipal	$1,433,988	$982,155	$511,072
Virginia Municipal	$290,714	$168,692	$92,855

The Trust, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Service	0.25%	–
Hilliard Lyons	0.25%	–
Investor A	0.25%	–
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Hilliard Lyons, Investor A, Investor B and Investor C shareholders.

The Manager and BRIL voluntarily agreed to waive management and service fees and reimburse operating expenses to enable the Funds to maintain a minimum daily net investment income dividend. These amounts are reported in the Statements of Operations as fees waived by advisor, service and distribution fees waived – class specific and transfer agent fees reimbursed – class specific. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

For the six months ended September 30, 2011, affiliates received the following contingent deferred sales charges relating to transactions in Investor A, Investor B and Investor C Shares – $16,535, $19,256 and $14,434, respectively, for Money Market.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended September 30, 2011, the Funds paid the following net amount to affiliates in return for these services, which are included in transfer agent - class specific in the Statements of Operations:

Money Market	$852,590
U.S. Treasury	$164,259
Municipal	$61,224
New Jersey Municipal	$39,213
North Carolina Municipal	$3,470
Ohio Municipal	$53,221
Pennsylvania Municipal	$236,758
Virginia Municipal	$6,804

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended September 30, 2011, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent – class specific in the Statements of Operations.

Call Center	Share Classes
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$1,727	$1,399	$9,754	$519	$795	$14,194
U.S. Treasury	$237	$477	$571	–	–	$1,285
Municipal	$109	$126	$44	–	–	$279
New Jersey Municipal	$91	$78	$55	–	–	$224
North Carolina Municipal	$90	$3	$9	–	–	$102
Ohio Municipal	$167	$9	$5	–	–	$181
Pennsylvania Municipal	$462	$108	$83	–	–	$653
Virginia Municipal	$59	$2	–	–	–	$61

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of the average daily net assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of the average daily net assets in excess of $1 billion. In addition, BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class which are included in administration fees waived and administration fees waived – class specific in the Statement of Operations.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	55

Notes to Financial Statements (continued)

For the six months ended September 30, 2011, the Funds paid the following to affiliates in return for these services, which are included in administration, administration – class specific, administration fees waived and administration fees waived – class specific in the Statements of Operations:

Money Market	$412,444
U.S. Treasury	$52,244
Municipal	$29,751
New Jersey Municipal	$15,006
Ohio Municipal	$24,193
Pennsylvania Municipal	$107,640

For the six months ended September 30, 2011, the following tables show the various types of class specific expenses borne directly by each class of each Fund and any associated waivers or reimbursements of those expenses.

Administration Fees	Share Classes
	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$85,711	$39,040	$1,597	$41,140	$905	$3,850	$172,243
U.S. Treasury	$22,372	$14,383	–	$6,839	–	–	$43,594
Municipal	$7,556	$6,240	$391	$199	–	–	$14,386
New Jersey Municipal	$5,714	$1,778	–	$573	–	–	$8,065
North Carolina Municipal	$6,003	$15	–	$11	–	–	$6,029
Ohio Municipal	$11,101	$488	–	$265	–	–	$11,854
Pennsylvania Municipal	$39,609	$2,738	–	$914	–	–	$43,261
Virginia Municipal	$3,989	$3	–	–	–	–	$3,992

Administration Fees Waived	Share Classes
	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$85,711	$39,040	$1,597	$41,140	$905	$3,850	$172,243
U.S. Treasury	$22,372	$14,383	–	$6,839	–	–	$43,594
Municipal	$7,556	$6,240	$391	$199	–	–	$14,386
New Jersey Municipal	$5,714	$1,778	–	$294	–	–	$7,786
North Carolina Municipal	$6,003	$15	–	$11	–	–	$6,029
Ohio Municipal	$11,101	$488	–	$265	–	–	$11,854
Pennsylvania Municipal	$39,609	$2,738	–	$914	–	–	$43,261
Virginia Municipal	$3,989	$3	–	–	–	–	$3,992

Service and Distribution Fees	Share Classes
	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$390,308	$15,966	$411,233	$36,141	$153,464	$1,007,112
U.S. Treasury	$143,833	–	$68,393	–	–	$212,226
Municipal	$62,395	$3,903	$1,989	–	–	$68,287
New Jersey Municipal	$17,783	–	$5,728	–	–	$23,511
North Carolina Municipal	$151	–	$111	–	–	$262
Ohio Municipal	$4,879	–	$2,646	–	–	$7,525
Pennsylvania Municipal	$27,385	–	$9,135	–	–	$36,520
Virginia Municipal	$34	–	–	–	–	$34

Service and Distribution Fees Waived	Share Classes
	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$390,308	$15,966	$411,233	$36,141	$153,464	$1,007,112
U.S. Treasury	$143,833	–	$68,393	–	–	$212,226
Municipal	$62,395	$3,903	$1,989	–	–	$68,287
New Jersey Municipal	$17,783	–	$5,728	–	–	$23,511
North Carolina Municipal	$151	–	$111	–	–	$262
Ohio Municipal	$4,879	–	$2,646	–	–	$7,525
Pennsylvania Municipal	$27,385	–	$9,135	–	–	$36,520
Virginia Municipal	$34	–	–	–	–	$34

56	BLACKROCK FUNDS	SEPTEMBER 30 2011

Notes to Financial Statements (continued)

Transfer Agent Fees	Share Classes
	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$607,601	$263,242	$9,804	$148,218	$6,255	$13,085	$1,048,205
U.S. Treasury	$111,909	$62,737	–	$8,138	–	–	$182,784
Municipal	$44,809	$27,295	$3,066	$409	–	–	$75,579
New Jersey Municipal	$38,111	$9,312	–	$220	–	–	$47,643
North Carolina Municipal	$4,456	$93	–	$102	–	–	$4,651
Ohio Municipal	$51,079	$2,506	–	$135	–	–	$53,720
Pennsylvania Municipal	$227,954	$9,496	–	$298	–	–	$237,748
Virginia Municipal	$9,782	$55	–	–	–	–	$9,837

Transfer Agent Fees Waived	Share Classes
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$1,727	$1,399	$9,754	$519	$794	$14,193
U.S. Treasury	$237	$477	$571	–	–	$1,285
Municipal	$109	–	$44	–	–	$153
New Jersey Municipal	$91	$44	$41	–	–	$176
North Carolina Municipal	$90	$1	$9	–	–	$100
Ohio Municipal	$168	–	$5	–	–	$173
Pennsylvania Municipal	$462	$108	$83	–	–	$653
Virginia Municipal	$59	$2	–	–	–	$61

Transfer Agent Fees Reimbursed	Share Classes
	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$605,866	$261,839	$9,804	$138,216	$5,722	$12,274	$1,033,721
U.S. Treasury	$111,671	$62,259	–	$7,562	–	–	$181,492
Municipal	$44,698	$27,157	$3,066	$363	–	–	$75,284
New Jersey Municipal	$38,019	$8,494	–	$122	–	–	$46,635
North Carolina Municipal	$4,366	$73	–	$93	–	–	$4,532
Ohio Municipal	$50,912	$2,496	–	$130	–	–	$53,538
Pennsylvania Municipal	$227,493	$9,387	–	$214	–	–	$237,094
Virginia Municipal	$9,723	$53	–	–	–	–	$9,776

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Trust’s Chief Compliance Officer.

3. Capital Loss Carryforward:

As of September 30, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring March 31,
	2015	2017	Total
Municipal	$4,276	$4,110	$8,386
North Carolina Municipal	$6,955	$15,916	$22,871

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition, any such losses must be utilized prior to the losses incurred in the years preceding enactment.

4. Market and Credit Risk:

New Jersey Municipal, North Carolina Municipal, Ohio Municipal, Pennsylvania Municipal and Virginia Municipal invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value as recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	57

Notes to Financial Statements (continued)

5. Capital Shares Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and cost of shares redeemed, respectively, since shares are redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

Money Market	Six Months Ended September 30, 2011	Year Ended March 31, 2011

Institutional
Shares sold	603,778,641	1,667,483,443
Shares issued in reinvestment of dividends and distributions	93	4,691

Total issued	603,778,734	1,667,488,134
Shares redeemed	(549,967,897)	(1,315,948,880)

Net increase	53,810,837	351,539,254

Service
Shares sold	480,553,806	849,608,850
Shares issued in reinvestment of dividends and distributions	3	424

Total issued	480,553,809	849,609,274
Shares redeemed	(606,431,892)	(823,351,070)

Net increase (decrease)	(125,878,083)	26,258,204

Hilliard Lyons
Shares sold	8,973,212	66,478,876
Shares issued in reinvestment of dividends and distributions	2	311

Total issued	8,973,214	66,479,187
Shares redeemed	(39,458,164)	(160,064,152)

Net decrease	(30,484,950)	(93,584,965)

Investor A
Shares sold	162,588,519	176,297,400
Shares issued in reinvestment of dividends and distributions	40	2,695

Total issued	162,588,559	176,300,095
Shares redeemed	(121,462,936)	(220,188,140)

Net increase (decrease)	41,125,623	(43,888,045)

Investor B
Shares sold	3,977,348	4,674,581
Shares issued in reinvestment of dividends and distributions	–	62

Total issued	3,977,348	4,674,643
Shares redeemed	(3,438,788)	(8,995,530)

Net increase (decrease)	538,560	(4,320,887)

Investor C
Shares sold	45,489,707	38,909,941
Shares issued in reinvestment of dividends and distributions	3	152

Total issued	45,489,710	38,910,093
Shares redeemed	(25,526,814)	(34,243,242)

Net increase	19,962,896	4,666,851

U.S. Treasury

Institutional
Shares sold	432,277,698	691,582,928
Shares issued in reinvestment of dividends and distributions	–	56

Total issued	432,277,698	691,582,984
Shares redeemed	(334,597,023)	(746,304,737)

Net increase (decrease)	97,680,675	(54,721,753)

Service
Shares sold	273,590,074	462,979,288
Shares issued in reinvestment of dividends and distributions	3	290

Total issued	273,590,077	462,979,578
Shares redeemed	(243,299,890)	(493,780,104)

Net increase (decrease)	30,290,187	(30,800,526)

Investor A
Shares sold	25,300,512	84,075,053
Shares issued in reinvestment of dividends and distributions	8	1,254

Total issued	25,300,520	84,076,307
Shares redeemed	(106,150,361)	(71,863,641)

Net increase (decrease)	(80,849,841)	12,212,666

Municipal

Institutional
Shares sold	51,431,188	136,982,794
Shares issued in reinvestment of dividends	–	541

Total issued	51,431,188	136,983,335
Shares redeemed	(66,208,511)	(141,139,771)

Net decrease	(14,777,323)	(4,156,436)

58	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Notes to Financial Statements (continued)

Municipal (concluded)	Six Months Ended September 30, 2011	Year Ended March 31, 2011

Service
Shares sold	169,239,022	91,106,079
Shares issued in reinvestment of dividends	1	4

Total issued	169,239,023	91,106,083
Shares redeemed	(118,116,520)	(106,173,519)

Net increase (decrease)	51,122,503	(15,067,436)

Hilliard Lyons
Shares sold	2,315,734	42,729,399
Shares issued in reinvestment of dividends	–	85

Total issued	2,315,734	42,729,484
Shares redeemed	(10,693,379)	(125,144,981)

Net decrease	(8,377,645)	(82,415,497)

Investor A
Shares sold	987,406	4,962,590
Shares issued in reinvestment of dividends	–	63

Total issued	987,406	4,962,653
Shares redeemed	(2,759,403)	(5,794,702)

Net decrease	(1,771,997)	(832,049)

New Jersey Municipal

Institutional
Shares sold	37,139,024	108,092,717
Shares issued in reinvestment of dividends and distributions	–	2

Total issued	37,139,024	108,092,719
Shares redeemed	(41,607,360)	(120,848,602)

Net decrease	(4,468,336)	(12,755,883)

Service
Shares sold	2,315,204	3,317,503
Shares issued in reinvestment of dividends and distributions	–	84

Total issued	2,315,204	3,317,587
Shares redeemed	(5,165,238)	(6,773,605)

Net decrease	(2,850,034)	(3,456,018)

Investor A
Shares sold	1,968,685	13,124,537
Shares issued in reinvestment of dividends and distributions	210	943

Total issued	1,968,895	13,125,480
Shares redeemed	(13,105,444)	(16,825,554)

Net decrease	(11,136,549)	(3,700,074)

North Carolina Municipal

Institutional
Shares sold	85,485,813	207,462,819
Shares issued in reinvestment of dividends	–	5,135

Total issued	85,485,813	207,467,954
Shares redeemed	(87,158,019)	(235,098,061)

Net decrease	(1,672,206)	(27,630,107)

Service
Shares sold	201,390	987,931
Shares redeemed	(264,937)	(1,014,436)

Net decrease	(63,547)	(26,505)

Investor A
Shares sold	901	800
Shares redeemed	(4,693)	(16,633)

Net decrease	(3,792)	(15,833)

Ohio Municipal

Institutional
Shares sold	314,145,372	573,606,035
Shares issued in reinvestment of dividends and distributions	–	38

Total issued	314,145,372	573,606,073
Shares redeemed	(320,300,141)	(634,774,648)

Net decrease	(6,154,769)	(61,168,575)

Service
Shares sold	3,759,279	12,042,892
Shares issued in reinvestment of dividends and distributions	–	1

Total issued	3,759,279	12,042,893
Shares redeemed	(5,558,855)	(12,478,078)

Net decrease	(1,799,576)	(435,185)

Investor A
Shares sold	639,864	13,323,778
Shares issued in reinvestment of dividends and distributions	–	1,135

Total issued	639,864	13,324,913
Shares redeemed	(6,008,941)	(21,254,560)

Net decrease	(5,369,077)	(7,929,647)

BLACKROCK FUNDS	SEPTEMBER 30, 2011	59

Notes to Financial Statements (concluded)

Pennsylvania Municipal	Six Months Ended September 30, 2011	Year Ended March 31, 2011

Institutional
Shares sold	364,139,892	404,989,074
Shares redeemed	(343,638,462)	(449,981,983)

Net increase (decrease)	20,501,430	(44,992,909)

Service
Shares sold	21,045,874	54,032,115
Shares issued in reinvestment of dividends and distributions	1	7

Total issued	21,045,875	54,032,122
Shares redeemed	(36,387,301)	(50,548,249)

Net increase (decrease)	(15,341,426)	3,483,873

Investor A
Shares sold	5,005,557	26,062,815
Shares issued in reinvestment of dividends and distributions	1	7

Total issued	5,005,558	26,062,822
Shares redeemed	(22,355,465)	(30,738,033)

Net decrease	(17,349,907)	(4,675,211)

Virginia Municipal

Institutional
Shares sold	44,382,992	93,056,829
Shares issued in reinvestment of dividends and distributions	1	374

Total issued	44,382,993	93,057,203
Shares redeemed	(44,424,872)	(107,013,577)

Net decrease	(41,879)	(13,956,374)

Service
Shares sold	57,202	2,692,863
Shares redeemed	–	(2,725,095)

Net increase (decrease)	57,202	(32,232)

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

60	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met on April 5, 2011 and May 17-18, 2011 to consider the approval of the Trust’s investment advisory agreement (the “Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor, on behalf of each of the Money Market Portfolios of the Trust (each, a “Fund,” and together, the “Funds”).

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Funds by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Funds and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Funds for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions; (e) the Trust’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreement to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; (f) sales and redemption data regarding each Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17-18, 2011 Board meeting.

At an in-person meeting held on May 17-18, 2011, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust on behalf of each Fund for a one-year term ending June 30, 2012. In approving the continuation of the Agreement, the Board considered: (a) the nature,

BLACKROCK FUNDS	SEPTEMBER 30, 2011	61

Disclosure of Investment Advisory Agreement (continued)

extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Funds; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock:

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing Fund performance and each Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In addition to investment advisory services, BlackRock and its affiliates provide the Funds with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of the Funds throughout the year.

The Board noted that, in general, the Ohio Municipal Money Market Portfolio and the Virginia Municipal Money Market Portfolio each performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in two of the one-, three- and five-year periods reported.

The Board noted that the Money Market Portfolio performed below the median of its Lipper Performance Universe in the one- and five-year periods reported, but that the Fund performed at or above the median of its Lipper Performance Universe in the three-year period reported. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during the one- and five-year periods compared with its Peers. The Board was informed that, among other things, given the weak credit environment, over the one-year period the Fund performed within one basis point of the Peer median.

The Board noted that the New Jersey Municipal Money Market Portfolio and the Pennsylvania Municipal Money Market Portfolio each performed below the median of its Lipper Performance Universe in the three- and five-year periods reported, but that each Fund performed at or above the median of its Lipper Performance Universe in the one-year period reported. The Board and BlackRock reviewed and discussed the reasons for each Fund’s underperformance during the three- and five-year periods compared with its Peers. The Board was informed that, among other

62	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Disclosure of Investment Advisory Agreement (continued)

things, given the continued weak credit environment globally, each Fund’s portfolio management team has been very selective about which credits to purchase, generally sticking only to the best and highest quality – typically rated AA or better; a much more conservative approach than may be applied during periods of growth and stability. This strategy has forced the Funds to sacrifice yield for liquidity and credit quality.

The Board noted that the U.S. Treasury Money Market Portfolio performed below the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, over the one-year period the Fund performed within one basis point of the Peer median.

The Board noted that the Municipal Money Market Portfolio and the North Carolina Municipal Money Market Portfolio each performed below the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported. The Board and BlackRock reviewed and discussed the reasons for each Fund’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, given the continued weak credit environment globally, each Fund’s portfolio management team has been very selective about which credits to purchase, generally sticking only to the best and highest quality – typically rated AA or better; a much more conservative approach than may be applied during periods of growth and stability. This strategy has forced the Funds to sacrifice yield for liquidity and credit quality.

The Board and BlackRock discussed BlackRock’s strategy for improving the performance of the Money Market Portfolio, New Jersey Money Market Portfolio, Pennsylvania Money Market Portfolio, U.S. Treasury Money Market Portfolio, Municipal Money Market Portfolio and the North Carolina Municipal Money Market Portfolio and BlackRock’s commitment to providing the resources necessary to assist the Funds’ portfolio managers and to improve the Funds’ performance.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee ratio compared with the other funds in its Lipper category. It also compared each Fund’s total expense ratio, as well as actual management fee ratio, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Funds. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to the Funds and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) of each of the North Carolina Municipal Money Market Portfolio and the Virginia Municipal Money Market Portfolio was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that each Fund’s actual management fee ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock and/or other parties, if applicable, was lower than or equal to the median actual management fee ratio paid by the Fund’s Peers, after giving effect to any expense reimbursements or fee waivers.

The Board noted that the Money Market Portfolio’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Fund’s actual total expense ratio, after giving effect to any

BLACKROCK FUNDS	SEPTEMBER 30, 2011	63

Disclosure of Investment Advisory Agreement (continued)

expense reimbursements or fee waivers by BlackRock and/or other parties, if applicable, was lower than or equal to the median actual total expense ratio paid by the Fund’s Peers, after giving effect to any expense reimbursements or fee waivers.

The Board noted that the contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) of each of the Ohio Municipal Money Market Portfolio and the Pennsylvania Municipal Money Market Portfolio was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that each Fund’s contractual management fee ratio was reasonable relative to the median contractual management fee ratio paid by the Fund’s Peers.

The Board noted that the Municipal Money Market Portfolio’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Fund’s actual total expense ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock and/or other parties, if applicable, was reasonable relative to the median actual total expense ratio paid by the Fund’s Peers, after giving effect to any expense reimbursements or fee waivers.

The Board noted that the New Jersey Municipal Money Market Portfolio’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that although the Fund’s actual total expense ratio, after giving effect to any expense reimbursement or fee waivers by BlackRock and or/ other parties, if applicable, was above the median actual total expense ratio of its Peers, after giving effect to any expense reimbursements or fee waivers, the actual total expense ratio was in the third quartile.

The Board noted that the U.S. Treasury Money Market Portfolio’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers.

The Board also noted that with respect to the New Jersey Municipal Money Market Portfolio, the North Carolina Municipal Money Market Portfolio, the Ohio Municipal Money Market Portfolio, the Pennsylvania Municipal Money Market Portfolio, the U.S. Treasury Money Market Portfolio and the Virginia Municipal Money Market Portfolio, BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Fund’s total operating expenses as a percentage of the Fund’s average daily net assets, on a class-by-class basis, as applicable, and that with respect to the Money Market Portfolio and the Municipal Money Market Portfolio, BlackRock has contractually and/or voluntarily agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Fund’s total operating expenses as a percentage of the Fund’s average daily net assets, on a class-by-class basis, as applicable. The Board further noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that BlackRock and the Funds’ distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable each Fund to maintain a minimum level of daily net investment income. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Fund.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that a Fund’s fees and expenses are too high or if they are dissatisfied with the performance of a Fund.

64	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Disclosure of Investment Advisory Agreement (concluded)

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust on behalf of each Fund for a one-year term ending June 30, 2012. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to each Fund, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	65

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee

Rodney D. Johnson, Co-Chairman of the Board and Trustee

David O. Beim, Trustee

Paul L. Audet, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Brendan Kyne, Vice President

Simon Mendelson, Vice President

Christopher Stavrakos, CFA, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Ira P. Shapiro, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Accounting Agent, Co-Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

BNY Mellon Investment Servicing Trust Company

Philadelphia, PA 19153

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway LLP

Wilmington, DE 19809

Effective September 22, 2011, Richard S. Davis resigned as Trustee of the Trust and Paul L. Audet became Trustee of the Trust.

66	BLACKROCK FUNDS	SEPTEMBER 30, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at http://www.blackrock.com/ edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission’s (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	67

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

68	BLACKROCK FUNDS	SEPTEMBER 30, 2011

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Asset Allocation Portfolio†

BlackRock Balanced Capital Fund†

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock China Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund

BlackRock Global Allocation Fund†

BlackRock Global Dividend Income Portfolio

BlackRock Global Dynamic Equity Fund

BlackRock Global Emerging Markets Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock Index Equity Portfolio

BlackRock India Fund

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Russell 1000 Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

BlackRock World Gold Fund

Fixed Income Funds
BlackRock Bond Index Fund BlackRock Core Bond Portfolio BlackRock Emerging Market Debt Portfolio BlackRock Floating Rate Income Portfolio BlackRock GNMA Portfolio BlackRock High Yield Bond Portfolio

BlackRock Income Builder Portfolio†

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Multi-Sector Bond Portfolio

				BlackRock Strategic Income Opportunities Portfolio BlackRock Total Return Fund BlackRock US Government Bond Portfolio BlackRock World Income Fund US Mortgage Portfolio

Municipal Bond Funds
BlackRock California Municipal Bond Fund BlackRock High Yield Municipal Fund BlackRock Intermediate Municipal Fund	BlackRock National Municipal Fund BlackRock New Jersey Municipal Bond Fund BlackRock New York Municipal Bond Fund			BlackRock Pennsylvania Municipal Bond Fund BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		LifePath Portfolios		LifePath Index Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055	2030	2055
			2035		2035

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK FUNDS	SEPTEMBER 30, 2011	69

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds' current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. The Funds’ current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

MM-9/11-SAR

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: November 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: November 30, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: November 30, 2011